--------------------------
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                                                      |OMB Number: 3235-0570   |
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-05685
                                       -----------------------------------------

                          Williamsburg Investment Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    135 Merchant Street, Suite 230       Cincinnati, Ohio        45246
   -----------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP   One Post Office Square   Boston, Massachusetts  02109
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (513) 587-3400
                                                    ----------------

Date of fiscal year end:      March 31, 2004
                          ---------------------------

Date of reporting period:     September 30, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================
--------------------------------------------------------------------------------

                                      THE
                                   JAMESTOWN
                                     FUNDS

                                  NO-LOAD FUNDS

                          THE JAMESTOWN BALANCED FUND
                           THE JAMESTOWN EQUITY FUND
                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
                    THE JAMESTOWN INTERNATIONAL EQUITY FUND


                               SEMI-ANNUAL REPORT


                               SEPTEMBER 30, 2003
                                  (UNAUDITED)

                               INVESTMENT ADVISOR
                      LOWE, BROCKENBROUGH & COMPANY, INC.
                               RICHMOND, VIRGINIA

--------------------------------------------------------------------------------
================================================================================

THE JAMESTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)

======================================================================================================================
                                                                                           JAMESTOWN       JAMESTOWN
                                                            JAMESTOWN      JAMESTOWN       TAX EXEMPT    INTERNATIONAL
                                                             BALANCED        EQUITY         VIRGINIA         EQUITY
                                                               FUND           FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ................................   $ 55,054,339    $ 40,001,423    $ 33,528,552    $ 21,135,055
                                                          ============    ============    ============    ============
   At value (Note 1) ..................................   $ 62,941,447    $ 44,686,938    $ 35,724,290    $ 22,406,947
Cash ..................................................             --              --              --         243,617
Cash denominated in
   foreign currency (Note 5) ..........................             --              --              --          20,217
Dividends and interest receivable .....................        288,516          15,509         423,399          76,072
Receivable for capital shares sold ....................            553           7,876             100           2,655
Other assets ..........................................          9,183          12,335          10,638           8,778
                                                          ------------    ------------    ------------    ------------
   TOTAL ASSETS .......................................     63,239,699      44,722,658      36,158,427      22,758,286
                                                          ------------    ------------    ------------    ------------

LIABILITIES
Dividends payable .....................................         23,737              --          28,892             801
Payable for capital shares redeemed ...................         29,515          30,752           8,502           9,642
Accrued investment advisory fees (Note 3) .............         34,105          24,423          10,239          10,417
Accrued administration fees (Note 3) ..................          6,800           5,200           4,200           3,800
Other accrued expenses ................................         11,156           1,236              --          10,074
                                                          ------------    ------------    ------------    ------------
   TOTAL LIABILITIES ..................................        105,313          61,611          51,833          34,734
                                                          ------------    ------------    ------------    ------------
NET ASSETS ............................................   $ 63,134,386    $ 44,661,047    $ 36,106,594    $ 22,723,552
                                                          ============    ============    ============    ============

Net assets consist of:
   Paid-in capital ....................................   $ 54,103,339    $ 40,537,628    $ 34,022,183    $ 43,247,314
   Undistributed (overdistributed)
      net investment income ...........................       (199,829)         17,275          21,932         157,158
   Accumulated net realized gains (losses) from
      security transactions ...........................      1,343,768        (579,371)       (133,259)    (21,958,598)
   Net unrealized appreciation
      on investments ..................................      7,887,108       4,685,515       2,195,738       1,271,892
   Net unrealized appreciation on translation of
      assets and liabilities in foreign currencies ....             --              --              --           5,786
                                                          ------------    ------------    ------------    ------------
Net assets ............................................   $ 63,134,386    $ 44,661,047    $ 36,106,594    $ 22,723,552
                                                          ============    ============    ============    ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) ......................................      4,218,153       2,696,171       3,411,249       2,854,787
                                                          ============    ============    ============    ============

Net asset value, offering price and redemption
   price per share(a) .................................   $      14.97    $      16.56    $      10.58    $       7.96
                                                          ============    ============    ============    ============

(a) For The Jamestown International Equity Fund, redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

======================================================================================================================
                                                                                           JAMESTOWN       JAMESTOWN
                                                            JAMESTOWN      JAMESTOWN       TAX EXEMPT    INTERNATIONAL
                                                             BALANCED        EQUITY         VIRGINIA         EQUITY
                                                               FUND           FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ..........................................   $    212,598    $    219,312    $         --    $    371,205
   Foreign withholding taxes on dividends .............             --              --              --         (51,155)
   Interest ...........................................        679,494          13,824         734,503              --
                                                          ------------    ------------    ------------    ------------
      TOTAL INVESTMENT INCOME .........................        892,092         233,136         734,503         320,050
                                                          ------------    ------------    ------------    ------------

EXPENSES
   Investment advisory fees (Note 3) ..................        212,780         141,732          70,693         113,932
   Administration fees (Note 3) .......................         42,175          30,425          25,237          22,784
   Custodian fees .....................................          5,423           4,586           3,699          27,299
   Professional fees ..................................          8,526           7,030           5,980           7,576
   Trustees' fees and expenses ........................          5,898           5,898           5,898           5,898
   Registration fees ..................................          7,163           6,818             879           6,043
   Pricing costs ......................................          4,033             695           2,933           8,227
   Postage and supplies ...............................          2,880           2,641           2,738           2,057
   Insurance expense ..................................          2,841           1,864           1,784           1,112
   Printing of shareholder reports ....................          1,601           2,284             878           1,254
   Other expenses .....................................          5,693           3,556          10,063           2,224
                                                          ------------    ------------    ------------    ------------
      TOTAL EXPENSES ..................................        299,013         207,529         130,782         198,406
   Fees waived by the Adviser (Note 3) ................             --              --          (8,837)        (41,180)
   Expenses reimbursed through a directed
      brokerage arrangement (Note 4) ..................        (12,000)        (16,000)             --              --
                                                          ------------    ------------    ------------    ------------
      NET EXPENSES ....................................        287,013         191,529         121,945         157,226
                                                          ------------    ------------    ------------    ------------

NET INVESTMENT INCOME .................................        605,079          41,607         612,558         162,824
                                                          ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
   AND FOREIGN CURRENCIES (Note 5)
Net realized gains (losses) from:
   Security transactions ..............................      2,142,061         705,686          98,538        (641,481)
   Foreign currency transactions ......................             --              --              --          11,771
Net change in unrealized appreciation/
   depreciation on:
   Investments ........................................      3,470,753       4,836,137           8,707       5,739,879
   Foreign currency translation .......................             --              --              --          (1,103)
                                                          ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS
   AND FOREIGN CURRENCIES .............................      5,612,814       5,541,823         107,245       5,109,066
                                                          ------------    ------------    ------------    ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ....................................   $  6,217,893    $  5,583,430    $    719,803    $  5,271,890
                                                          ============    ============    ============    ============

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

======================================================================================================================
                                                                   JAMESTOWN                       JAMESTOWN
                                                                 BALANCED FUND                    EQUITY FUND
                                                          ------------------------------------------------------------
                                                           SIX MONTHS                      SIX MONTHS
                                                             ENDED            YEAR           ENDED            YEAR
                                                          SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED
                                                              2003          MARCH 31,         2003          MARCH 31,
                                                           (UNAUDITED)        2003         (UNAUDITED)        2003
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..............................   $    605,079    $  1,661,002    $     41,607    $    109,954
   Net realized gains (losses) on:
      Security transactions ...........................      2,142,061        (671,793)        705,686      (1,201,020)
   Net change in unrealized appreciation/
      depreciation on investments .....................      3,470,753     (10,418,304)      4,836,137     (10,210,917)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net
   assets from operations .............................      6,217,893      (9,429,095)      5,583,430     (11,301,983)
                                                          ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .........................       (639,795)     (1,721,820)        (26,376)       (109,812)
                                                          ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..........................      2,417,925       4,755,793       2,412,545       3,042,443
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ................        588,773       1,593,060          24,130         100,905
   Payments for shares redeemed .......................    (10,789,736)    (26,682,823)     (1,951,787)     (7,919,618)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions .........................     (7,783,038)    (20,333,970)        484,888      (4,776,270)
                                                          ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS ......................................     (2,204,940)    (31,484,885)      6,041,942     (16,188,065)

NET ASSETS
   Beginning of period ................................     65,339,326      96,824,211      38,619,105      54,807,170
                                                          ------------    ------------    ------------    ------------
   End of period ......................................   $ 63,134,386    $ 65,339,326    $ 44,661,047    $ 38,619,105
                                                          ============    ============    ============    ============

UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME ..............................   $   (199,829)   $   (165,113)   $     17,275    $      2,044
                                                          ============    ============    ============    ============

CAPITAL SHARE ACTIVITY
   Sold ...............................................        161,980         338,173         145,449         200,878
   Reinvested .........................................         39,359         113,232           1,469           6,884
   Redeemed ...........................................       (730,540)     (1,885,393)       (119,661)       (517,825)
                                                          ------------    ------------    ------------    ------------
   Net increase (decrease) in shares outstanding ......       (529,201)     (1,433,988)         27,257        (310,063)
   Shares outstanding, beginning of period ............      4,747,354       6,181,342       2,668,914       2,978,977
                                                          ------------    ------------    ------------    ------------
   Shares outstanding, end of period ..................      4,218,153       4,747,354       2,696,171       2,668,914
                                                          ============    ============    ============    ============

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


======================================================================================================================
                                                              JAMESTOWN TAX EXEMPT                  JAMESTOWN
                                                                  VIRGINIA FUND             INTERNATIONAL EQUITY FUND
                                                          ------------------------------------------------------------
                                                           SIX MONTHS                      SIX MONTHS
                                                             ENDED            YEAR           ENDED            YEAR
                                                          SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED
                                                              2003          MARCH 31,         2003          MARCH 31,
                                                           (UNAUDITED)        2003         (UNAUDITED)        2003
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..............................   $    612,558    $  1,350,310    $    162,824    $    188,785
   Net realized gains (losses) from:
      Security transactions ...........................         98,538          (7,053)       (641,481)     (7,146,038)
      Foreign currency transactions ...................             --              --          11,771         (10,037)
   Net change in unrealized appreciation/
      depreciation on:
      Investments .....................................          8,707       1,510,441       5,739,879      (4,190,992)
      Foreign currency translation ....................             --              --          (1,103)          6,942
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from operations ....................................        719,803       2,853,698       5,271,890     (11,151,340)
                                                          ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .........................       (609,717)     (1,349,803)        (28,522)       (167,663)
                                                          ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..........................      3,755,535       5,125,030         329,539       4,946,712
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ................        430,978         949,605          27,721         163,658
   Proceeds from redemption fees collected ............             --              --             400          40,984
   Payments for shares redeemed .......................     (4,613,560)     (5,051,117)     (4,185,766)    (16,545,962)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions .........................       (427,047)      1,023,518      (3,828,106)    (11,394,608)
                                                          ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .........................................       (316,961)      2,527,413       1,415,262     (22,713,611)

NET ASSETS
   Beginning of period ................................     36,423,555      33,896,142      21,308,290      44,021,901
                                                          ------------    ------------    ------------    ------------
   End of period ......................................   $ 36,106,594    $ 36,423,555    $ 22,723,552    $ 21,308,290
                                                          ============    ============    ============    ============

UNDISTRIBUTED NET
   INVESTMENT INCOME ..................................   $     21,932    $     19,091    $    157,158    $     11,085
                                                          ============    ============    ============    ============

CAPITAL SHARE ACTIVITY
   Sold ...............................................        357,620         491,355          44,249         652,404
   Reinvested .........................................         40,866          90,745           3,483          25,936
   Redeemed ...........................................       (435,068)       (483,184)       (571,931)     (2,204,031)
                                                          ------------    ------------    ------------    ------------
   Net increase (decrease) in shares outstanding ......        (36,582)         98,916        (524,199)     (1,525,691)
   Shares outstanding, beginning of period ............      3,447,831       3,348,915       3,378,986       4,904,677
                                                          ------------    ------------    ------------    ------------
   Shares outstanding, end of period ..................      3,411,249       3,447,831       2,854,787       3,378,986
                                                          ============    ============    ============    ============

See accompanying notes to financial statements.

THE JAMESTOWN BALANCED FUND
FINANCIAL HIGHLIGHTS

================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                                 SEPT. 30,                           YEARS ENDED MARCH 31,
                                                   2003       ------------------------------------------------------------------
                                                (UNAUDITED)      2003         2002(a)        2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $    13.76    $    15.66    $    16.78    $    19.83    $    18.12    $    17.38
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income ....................         0.14          0.31          0.32          0.35          0.35          0.34
   Net realized and unrealized gains
      (losses) on investments ...............         1.22         (1.88)        (0.86)        (2.82)         2.49          0.95
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ............         1.36         (1.57)        (0.54)        (2.47)         2.84          1.29
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
   Dividends from net investment income .....        (0.15)        (0.33)        (0.35)        (0.35)        (0.35)        (0.34)
   Distributions from net realized gains ....           --            --         (0.23)        (0.23)        (0.78)        (0.21)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions .........................        (0.15)        (0.33)        (0.58)        (0.58)        (1.13)        (0.55)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............   $    14.97    $    13.76    $    15.66    $    16.78    $    19.83    $    18.12
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return ................................        9.89%(c)    (10.06%)       (3.22%)      (12.65%)       15.90%         7.56%
                                                ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .........   $   63,134    $   65,339    $   96,824    $  109,333    $  128,201    $  112,804
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratio of gross expenses to
   average net assets .......................        0.91%(d)      0.90%         0.86%         0.87%         0.88%         0.88%

Ratio of net expenses to
   average net assets(b) ....................        0.88%(d)      0.87%         0.83%         0.85%         0.86%         0.86%

Ratio of net investment income to
   average net assets .......................        1.85%(d)      2.12%         1.97%         1.84%         1.85%         1.95%

Portfolio turnover rate .....................          32%(d)        38%           62%           64%           62%           69%

(a) As required, effective April 1, 2001, the Fund adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and began recording paydown gains and losses as adjustments to interest income. Had the Fund not adopted these new provisions, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 2.07%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(b) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
FINANCIAL HIGHLIGHTS

================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                                 SEPT. 30,                           YEARS ENDED MARCH 31,
                                                   2003       ------------------------------------------------------------------
                                                (UNAUDITED)      2003         2002(a)        2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $    14.47    $    18.40    $    19.94    $    26.02    $    21.76    $    20.16
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income (loss) .............         0.02          0.04          0.06         (0.00)         0.03          0.07
   Net realized and unrealized gains
      (losses) on investments ...............         2.08         (3.93)        (1.54)        (5.51)         5.18          1.60
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ............         2.10         (3.89)        (1.48)        (5.51)         5.21          1.67
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
   Dividends from net investment income .....        (0.01)        (0.04)        (0.06)           --         (0.03)        (0.07)
   Distributions from net realized gains ....           --            --            --         (0.57)        (0.92)           --
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions .........................        (0.01)        (0.04)        (0.06)        (0.57)        (0.95)        (0.07)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............   $    16.56    $    14.47    $    18.40    $    19.94    $    26.02    $    21.76
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return ................................       14.51%(b)    (21.15%)       (7.42%)      (21.49%)       24.04%         8.33%
                                                ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .........   $   44,661    $   38,619    $   54,807    $   60,914    $   77,809    $   63,416
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratio of gross expenses to
   average net assets .......................        0.95%(c)      0.96%         0.90%         0.90%         0.91%         0.92%

Ratio of net expenses to
   average net assets(a) ....................        0.88%(c)      0.89%         0.86%         0.88%         0.88%         0.89%

Ratio of net investment income
   (loss) to average net assets .............        0.19%(c)      0.25%         0.31%        (0.01%)        0.14%         0.35%

Portfolio turnover rate .....................          54%(c)        60%           89%           83%           67%           66%

(a) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

(b)  Not annualized.

(c)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
FINANCIAL HIGHLIGHTS

================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                                 SEPT. 30,                           YEARS ENDED MARCH 31,
                                                   2003       ------------------------------------------------------------------
                                                (UNAUDITED)      2003         2002(a)        2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $    10.56    $    10.12    $    10.22    $     9.79    $    10.22    $    10.16
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income ....................         0.18          0.38          0.41          0.43          0.42          0.43
   Net realized and unrealized gains
      (losses) on investments ...............         0.02          0.44         (0.10)         0.43         (0.42)         0.07
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ............         0.20          0.82          0.31          0.86            --          0.50
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
   Dividends from net investment income .....        (0.18)        (0.38)        (0.41)        (0.43)        (0.42)        (0.43)
   Distributions from net realized gains ....           --            --            --            --         (0.01)        (0.01)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions .........................        (0.18)        (0.38)        (0.41)        (0.43)        (0.43)        (0.44)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............   $    10.58    $    10.56    $    10.12    $    10.22    $     9.79    $    10.22
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return ................................        1.94%(c)      8.24%         3.04%         8.97%         0.04%         4.92%
                                                ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .........   $   36,107    $   36,424    $   33,896    $   30,182    $   29,138    $   25,626
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to
   average net assets(b) ....................        0.69%(d)      0.69%         0.68%         0.68%         0.69%         0.73%

Ratio of net investment income to
   average net assets .......................        3.47%(d)      3.68%         4.02%         4.31%         4.27%         4.17%

Portfolio turnover rate .....................          55%(d)        28%           27%           47%           47%           31%

(a) As required, effective April 1, 2001, the Fund adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Had the Fund not adopted this new provision, the ratio of net investment income to average net assets would have been 3.98%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 0.74%(d) and 0.70% for the periods ended September 30, 2003 and March 31, 2003, respectively.

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                                 SEPT. 30,                           YEARS ENDED MARCH 31,
                                                   2003       ------------------------------------------------------------------
                                                (UNAUDITED)      2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $     6.31    $     8.98    $    10.56    $    17.99    $    13.63    $    12.61
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income (loss) .............         0.05          0.06          0.01         (0.03)        (0.00)         0.05
   Net realized and unrealized gains (losses)
      on investments and foreign currencies .         1.61         (2.69)        (1.47)        (5.48)         5.19          1.04
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ............         1.66         (2.63)        (1.46)        (5.51)         5.19          1.09
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
   Dividends from net investment income .....        (0.01)        (0.05)        (0.05)        (0.05)        (0.04)        (0.07)
   Return of capital ........................           --            --         (0.08)           --            --            --
   Distributions from net realized gains ....           --            --            --         (1.87)        (0.79)           --
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions .........................        (0.01)        (0.05)        (0.13)        (1.92)        (0.83)        (0.07)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Proceeds from redemption fees collected .....         0.00          0.01          0.01            --            --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............   $     7.96    $     6.31    $     8.98    $    10.56    $    17.99    $    13.63
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return ................................       26.31%(b)    (29.18%)      (13.66%)      (33.29%)       39.35%         8.67%
                                                ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .........   $   22,724    $   21,308    $   44,022    $   59,664    $   85,849    $   54,019
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to
   average net assets(a) ....................        1.38%(c)      1.38%         1.38%         1.41%         1.56%         1.51%

Ratio of net investment income (loss)
   to average net assets ....................        1.43%(c)      0.60%         0.12%        (0.24%)       (0.01%)        0.38%

Portfolio turnover rate .....................          74%(c)        56%           80%           48%           52%           39%

(a) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.74%(c), 1.70% and 1.51% for the periods ended September 30, 2003, March 31, 2003 and 2002, respectively.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The Jamestown Balanced Fund's investment objectives are long-term growth of capital and income through investment in a balanced portfolio of equity and fixed income securities. Capital protection and low volatility are important investment goals.

The Jamestown Equity Fund's investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The Jamestown Tax Exempt Virginia Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase and enhance the value of your investment.

The Jamestown International Equity Fund's investment objective is to achieve superior total returns through investment in equity securities of issuers located outside the United States of America.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national or foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Repurchase agreements -- The Funds may enter into joint repurchase agreements with each other and with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Funds enter into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of The Jamestown International Equity Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the periods ended September 30, 2003 and March 31, 2003, proceeds from redemption fees total $400 and $40,984, respectively.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized using the interest method.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund and are declared daily and paid monthly to shareholders of The Jamestown Tax Exempt Virginia Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and treatment for foreign currency transactions.

The tax character of distributions paid during the periods ended September 30, 2003 and March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                       EXEMPT-
                           PERIODS      ORDINARY      INTEREST         TOTAL
                            ENDED        INCOME       DIVIDENDS    DISTRIBUTIONS
--------------------------------------------------------------------------------
Jamestown Balanced Fund    9/30/03    $   639,795    $        --    $   639,795
                           3/31/03    $ 1,721,820    $        --    $ 1,721,820
--------------------------------------------------------------------------------
Jamestown Equity Fund      9/30/03    $    26,376    $        --    $    26,376
                           3/31/03    $   109,812    $        --    $   109,812
--------------------------------------------------------------------------------
Jamestown Tax Exempt       9/30/03    $        --    $   609,717    $   609,717
Virginia Fund              3/31/03    $        --    $ 1,349,803    $ 1,349,803
--------------------------------------------------------------------------------
Jamestown International    9/30/03    $    28,522    $        --    $    28,522
Equity Fund                3/31/03    $   167,663    $        --    $   167,663
--------------------------------------------------------------------------------

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Jamestown Balanced Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at September 30, 2003 was as follows:

---------------------------------------------------------------------------------------------------
                                       JAMESTOWN       JAMESTOWN       JAMESTOWN       JAMESTOWN
                                        BALANCED         EQUITY        TAX EXEMPT    INTERNATIONAL
                                          FUND            FUND       VIRGINIA FUND    EQUITY FUND
---------------------------------------------------------------------------------------------------
Cost of portfolio investments .....   $ 55,245,574    $ 40,094,432    $ 33,517,842    $ 21,774,778
                                      ============    ============    ============    ============
Gross unrealized appreciation .....   $  8,934,368    $  6,133,366    $  2,254,547    $  2,241,034
Gross unrealized depreciation .....     (1,238,495)     (1,540,860)        (48,099)     (1,608,865)
                                      ------------    ------------    ------------    ------------
Net unrealized appreciation .......   $  7,695,873    $  4,592,506    $  2,206,448    $    632,169
Undistributed ordinary income .....         15,167          17,275              --         157,158
Capital loss carryforwards ........        (24,709)        (27,179)       (205,762)    (18,753,295)
Post-October losses ...............       (523,622)     (1,192,554)        (16,799)     (1,775,049)
Other gains/(losses) ..............      1,868,338         733,371         100,524        (784,745)
                                      ------------    ------------    ------------    ------------
Total distributable earnings ......   $  9,031,047    $  4,123,419    $  2,084,411    $(20,523,762)
                                      ============    ============    ============    ============
---------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

As of March 31, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                                        EXPIRES
                                                     AMOUNT            MARCH 31,
--------------------------------------------------------------------------------
Jamestown Balanced Fund                           $     24,709           2011
--------------------------------------------------------------------------------
Jamestown Equity Fund                             $     27,179           2010
--------------------------------------------------------------------------------
Jamestown Tax Exempt Virginia Fund                $    205,762           2010
--------------------------------------------------------------------------------
Jamestown International Equity Fund               $  4,874,363           2010
                                                    13,878,932           2011
                                                  ------------
                                                  $ 18,753,295
                                                  ============
--------------------------------------------------------------------------------

In addition, The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and International Equity Fund had net realized capital losses of $523,622, $1,192,554, $16,799 and $1,775,049, respectively, during the period November 1, 2002 through March 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2004. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2003:

---------------------------------------------------------------------------------------------------
                                           JAMESTOWN      JAMESTOWN      JAMESTOWN      JAMESTOWN
                                            BALANCED        EQUITY       TAX EXEMPT   INTERNATIONAL
                                              FUND           FUND      VIRGINIA FUND   EQUITY FUND
---------------------------------------------------------------------------------------------------
Purchases of investment securities ....   $ 10,287,183   $ 11,844,599   $  9,456,650   $  8,180,559
                                          ============   ============   ============   ============
Proceeds from sales and maturities
   of investment securities ...........   $ 13,433,829   $ 11,055,940   $  9,571,865   $ 11,283,999
                                          ============   ============   ============   ============
---------------------------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
The Funds' investments are managed by Lowe, Brockenbrough & Company, Inc. (the Adviser), under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Jamestown Balanced Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of ..65% on its average daily net assets up to $250 million, .60% on the next $250 million of such net assets and .55% on such net assets in excess of $500 million. The Jamestown Equity Fund pays the Adviser a fee at an annual rate of ..65% on its average daily net assets up to $500 million and .55% on such net assets in excess of $500 million. The Jamestown Tax Exempt Virginia Fund pays the Adviser a fee at

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

an annual rate of .40% on its average daily net assets up to $250 million, .35% on the next $250 million of such net assets and .30% on such net assets in excess of $500 million. The Jamestown International Equity Fund pays the Adviser a fee at an annual rate of 1.00% on its average daily net assets. Certain Trustees and officers of the Trust are also officers of the Adviser.

The Adviser currently intends to limit the total operating expenses of The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund to 0.69% and 1.38%, respectively, of each Fund's average daily net assets. Accordingly, the Adviser voluntarily waived $8,837 and $41,180, respectively, of such Funds' investment advisory fees during the six months ended September 30, 2003.

The Adviser retains Oechsle International Advisors, LLC (Oechsle) to provide The Jamestown International Equity Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and to furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to the terms of a Sub-Advisory Agreement. Under the Sub-Advisory Agreement, the Adviser, not the Fund, pays Oechsle a fee in the amount of one-half of the monthly advisory fee received by the Adviser, net of any investment advisory fee waivers.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Ultimus Fund Solutions, LLC (Ultimus), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, Ultimus receives a monthly fee from each of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund at an annual rate of .15% on its respective average daily net assets up to $25 million; .125% on the next $25 million of such net assets; and .10% on such net assets in excess of $50 million. From The Jamestown International Equity Fund, Ultimus receives a monthly fee at an annual rate of ..20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of each Fund's shares and an affiliate of Ultimus.

4.   DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of The Jamestown Balanced Fund and The Jamestown Equity Fund, each Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $12,000 and $16,000 for The Jamestown Balanced Fund and The Jamestown Equity Fund, respectively, for the six months ended September 30, 2003.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.   FOREIGN CURRENCY TRANSLATION

With respect to The Jamestown International Equity Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

6.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Jamestown International Equity Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of September 30, 2003, The Jamestown International Equity Fund had no outstanding forward foreign currency exchange contracts.

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 63.4%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 9.5%
      13,000   Gannett Company, Inc. ..........................    $  1,008,280
      21,000   Home Depot, Inc. ...............................         668,850
      47,000   Mattel, Inc. ...................................         891,120
      34,300   Staples, Inc. (a) ..............................         814,625
      22,800   Target Corporation .............................         857,964
      25,000   Viacom, Inc. - Class B .........................         957,500
      14,000   Wal-Mart Stores, Inc. ..........................         781,900
                                                                   ------------
                                                                      5,980,239
                                                                   ------------
               CONSUMER STAPLES -- 3.6%
       9,000   Hershey Foods Corporation ......................         654,120
      25,000   PepsiCo, Inc. ..................................       1,145,750
      14,000   SYSCO Corporation ..............................         457,940
                                                                   ------------
                                                                      2,257,810
                                                                   ------------
               ENERGY -- 4.8%
      23,000   Anadarko Petroleum Corporation .................         960,480
      17,000   ChevronTexaco Corporation ......................       1,214,650
      25,000   Noble Drilling Corporation (a) .................         849,750
                                                                   ------------
                                                                      3,024,880
                                                                   ------------
               FINANCIALS -- 11.5%
      12,000   American International Group, Inc. .............         692,400
      16,000   Bank of America Corporation ....................       1,248,640
      30,000   Citigroup, Inc. ................................       1,365,300
       8,000   Fannie Mae .....................................         561,600
       7,500   Goldman Sachs Group, Inc. ......................         629,250
      25,800   Principal Financial Group, Inc. ................         799,542
      24,000   Prudential Financial, Inc. .....................         896,640
      21,000   Wells Fargo & Company ..........................       1,081,500
                                                                   ------------
                                                                      7,274,872
                                                                   ------------
               HEALTHCARE -- 11.9%
      18,000   AmerisourceBergen Corporation ..................         972,900
      13,300   Amgen, Inc. (a) ................................         858,781
      19,000   Anthem, Inc. (a) ...............................       1,355,270
      21,200   Johnson & Johnson ..............................       1,049,824
      11,000   Medtronic, Inc. ................................         516,120
      15,000   Millipore Corporation ..........................         690,900
      49,000   Pfizer, Inc. ...................................       1,488,620
      10,000   Teva Pharmaceutical Industries Ltd. ............         571,500
                                                                   ------------
                                                                      7,503,915
                                                                   ------------
               INDUSTRIALS -- 10.2%
      40,000   Cendant Corporation (a) ........................         747,600
      21,000   Dover Corporation ..............................         742,770
      22,000   First Data Corporation .........................         879,120
       7,400   General Dynamics Corporation ...................         577,644
      13,300   General Electric Company .......................         396,473
      11,500   Illinois Tool Works, Inc. ......................         761,990
      16,800   ITT Industries, Inc. ...........................       1,005,312
      43,200   Norfolk Southern Corporation ...................         799,200
       7,000   United Technologies Corporation ................         540,960
                                                                   ------------
                                                                      6,451,069
                                                                   ------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 63.4% (Continued)                      VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY -- 10.5%
      25,000   Accenture Ltd. - Class A (a) ...................    $    558,500
      25,000   Affiliated Computer Services, Inc. (a) .........       1,217,250
      28,700   Cisco Systems, Inc.(a) .........................         560,798
      15,300   Dell Computer Corporation (a) ..................         510,867
      10,000   Electronic Arts, Inc. (a) ......................         922,300
      48,000   Microsoft Corporation (a) ......................       1,333,920
      11,200   Qualcomm, Inc. .................................         466,368
      20,000   SunGard Data Systems, Inc. (a) .................         526,200
       8,500   Symantec Corporation (a) .......................         535,670
                                                                   ------------
                                                                      6,631,873
                                                                   ------------
               MATERIALS -- 1.4%
      44,000   Pactiv Corporation (a) .........................         892,320
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $33,887,217) .........    $ 40,016,978
                                                                   ------------

================================================================================
      PAR
     VALUE     U.S. TREASURY OBLIGATIONS -- 2.2%                      VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES -- 1.8%
$  1,000,000   7.00%, due 07/15/2006 ..........................    $  1,139,219
                                                                   ------------

               U.S. TREASURY INFLATION-PROTECTION NOTES-- 0.4%
     237,939   3.375%, due 01/15/2007 .........................         261,733
                                                                   ------------

               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $1,260,876) ............................    $  1,400,952
                                                                   ------------

================================================================================
      PAR
     VALUE     U.S. GOVERNMENT AGENCY OBLIGATIONS-- 7.2%               VALUE
--------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK -- 0.8%
$    500,000   4.125%, due 01/14/2005 .........................    $    517,682
                                                                   ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION-- 2.8%
     300,000   discount, due 12/04/2003 .......................         299,445
   1,000,000   6.625%, due 09/15/2009 .........................       1,164,485
     300,000   5.125%, due 07/15/2012 .........................         318,926
                                                                   ------------
                                                                      1,782,856
                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 3.6%
     800,000   7.00%, due 07/15/2005 ..........................         877,395
   1,000,000   6.00%, due 12/15/2005 ..........................       1,092,617
     250,000   7.25%, due 01/15/2010 ..........................         300,440
                                                                   ------------
                                                                      2,270,452
                                                                   ------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $4,157,820) ............................    $  4,570,990
                                                                   ------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
      PAR
     VALUE     MORTGAGE-BACKED SECURITIES -- 3.5%                      VALUE
--------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION-- 1.3%
$    202,444   Pool #1471, 7.00%, due 03/01/2008 ..............    $    213,618
     164,355   Pool #1655, 6.50%, due 10/01/2008 ..............         170,645
     307,249   Pool #E00616, 6.00%, due 01/01/2014 ............         319,875
     109,368   Pool #E90624, 6.00%, due 08/01/2017 ............         113,863
                                                                   ------------
                                                                        818,001
                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.9%
     171,015   Series #93-18-PJ, 6.50%, due 12/01/2007 ........         176,960
     764,791   Pool #380512, 6.15%, due 08/01/2008 ............         840,314
     191,092   Pool #489757, 6.00%, due 04/01/2029 ............         197,213
                                                                   ------------
                                                                      1,214,487
                                                                   ------------
               GOVERNMENT NATIONAL MORTAGE ASSOCIATION -- 0.3%
     158,156   Pool #781344, 6.50%, due 10/01/2031 ............         166,146
                                                                   ------------

               TOTAL MORTGAGE-BACKED SECURITIES
                 (Cost $2,070,247) ............................    $  2,198,634
                                                                   ------------

================================================================================
      PAR
     VALUE     CORPORATE BONDS -- 19.9%                                VALUE
--------------------------------------------------------------------------------
               Alcoa, Inc.,
$    250,000     6.50%, due 06/01/2011 ........................    $    284,663
               Allstate Corporation (The),
     150,000     6.125%, due 02/15/2012 .......................         164,399
               American Home Products Corporation,
     500,000     7.90%, due 02/15/2005 ........................         540,927
               Anheuser-Busch Companies, Inc.,
     249,000     5.375%, due 09/15/2008 .......................         273,966
               BB&T Corporation,
     325,000     6.50%, due 08/01/2011 ........................         370,197
               Boeing Capital Corporation,
     300,000     7.10%, due 09/27/2005 ........................         328,588
               Burlington Resources, Inc.,
     450,000     6.68%, due 02/15/2011 ........................         512,541
               Cardinal Health, Inc.,
     265,000     6.25%, due 07/15/2008 ........................         299,565
               Citigroup, Inc.,
     200,000     5.00%, due 03/06/2007 ........................         215,524
               Conoco, Inc.,
     250,000     5.90%, due 04/15/2004 ........................         256,145
               CVS Corporation,
     250,000     5.625%, due 03/15/2006 .......................         271,142
               Deutsche Telekom AG,
     300,000     8.00%, due 06/15/2010 ........................         366,967
               Donaldson Lufkin & Jenrette, Inc.,
     500,000     6.875%, due 11/01/2005 .......................         548,748
               Dover Corporation,
     345,000     6.50%, due 02/15/2011 ........................         395,144
               Duke Realty L.P., Medium Term Notes,
     390,000     6.75%, due 05/30/2008 ........................         436,554

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
      PAR
     VALUE     CORPORATE BONDS -- 19.9% (Continued)                    VALUE
--------------------------------------------------------------------------------
               ERP Operating L.P.,
$    875,000     6.65%, due 11/15/2003 ........................    $    879,820
               FPL Group Capital, Inc.,
     300,000     7.375%, due 06/01/2009 .......................         353,310
               General Dynamics Corporation,
     125,000     4.25%, due 05/15/2013 ........................         122,005
               General Motors Corporation,
     500,000     6.125%, due 08/28/2007 .......................         528,634
               Goldman Sachs Group, Inc.,
     350,000     6.65%, due 05/15/2009 ........................         402,672
               GTE Northwest, Inc.,
     300,000     6.30%, due 06/01/2010 ........................         335,930
               Household Financial Company,
     300,000     6.40%, due 06/17/2008 ........................         336,712
               Illinois Tool Works, Inc.,
      95,000     5.75%, due 03/01/2009 ........................         106,031
               J.P. Morgan Chase & Company,
     300,000     6.75%, due 02/01/2011 ........................         344,687
               Manitoba (Province of), Medium Term Notes,
     205,000     5.50%, due 10/01/2008 ........................         225,888
               Marsh & McClennan Companies, Inc.,
     309,000     6.625%, due 06/15/2004 .......................         320,198
               May Department Stores Company,
     260,000     5.95%, due 11/01/2008 ........................         286,059
               Morgan Stanley,
     350,000     6.75%, due 04/15/2011 ........................         399,881
               National City Corporation,
     575,000     7.20%, due 05/15/2005 ........................         623,905
               PepsiCo, Inc.,
     375,000     4.50%, due 09/15/2004 ........................         386,510
               Pharmacia Corporation,
     250,000     5.75%, due 12/01/2005 ........................         271,492
               ProLogis Trust,
     225,000     7.00%, due 10/01/2003 ........................         225,000
               SBC Communciations, Inc. Medium Term Notes,
     400,000     6.875%, due 08/15/2006 .......................         450,920
               SunTrust Banks, Inc.
     300,000     6.00%, due 01/15/2028 ........................         351,747
               Union Camp Corporation,
     300,000     6.50%, due 11/15/2007 ........................         330,929
                                                                   ------------

               TOTAL CORPORATE BONDS (Cost $11,491,702) .......    $ 12,547,400
                                                                   ------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
      PAR
     VALUE     MUNICIPAL DEBT SECURITIES -- 0.4%                       VALUE
--------------------------------------------------------------------------------
$    230,000   Virginia State Resources Authority,
                 Infrastructure, Revenue, 5.90%, due 05/01/2011
                 (Cost $234,296) ..............................    $    254,313
                                                                   ------------

================================================================================
      PAR
     VALUE     SHORT-TERM CORPORATE NOTES-- 3.1%                       VALUE
--------------------------------------------------------------------------------
$  1,946,396   U.S. Bank N.A., Demand Note ....................    $  1,946,396
       5,784   Wisconsin Corporate Central Credit Union,
                 Demand Note ..................................           5,784
                                                                   ------------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (Cost $1,952,181) ............................    $  1,952,180
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE-- 99.7%
                 (Cost $55,054,339) ...........................    $ 62,941,447

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3% ...         192,939
                                                                   ------------

               NET ASSETS-- 100.0% ............................    $ 63,134,386
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 96.0%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 14.6%
      14,000   Gannett Company, Inc. ..........................    $  1,085,840
      22,000   Home Depot, Inc. ...............................         700,700
      51,000   Mattel, Inc. ...................................         966,960
      37,900   Staples, Inc.(a) ...............................         900,125
      25,200   Target Corporation .............................         948,276
      27,000   Viacom, Inc. - Class B (a) .....................       1,034,100
      15,400   Wal-Mart Stores, Inc. ..........................         860,090
                                                                   ------------
                                                                      6,496,091
                                                                   ------------
               CONSUMER STAPLES -- 5.0%
       9,000   Hershey Foods Corporation ......................         654,120
      26,000   PepsiCo, Inc. ..................................       1,191,580
      11,800   SYSCO Corporation ..............................         385,978
                                                                   ------------
                                                                      2,231,678
                                                                   ------------
               ENERGY -- 7.1%
      24,000   Anadarko Petroleum Corporation .................       1,002,240
      18,000   ChevronTexaco Corporation ......................       1,286,100
      26,000   Noble Drilling Corporation (a) .................         883,740
                                                                   ------------
                                                                      3,172,080
                                                                   ------------
               FINANCIAL -- 17.6%
      14,000   American International Group, Inc. .............         807,800
      17,000   Bank of America Corporation ....................       1,326,680
      32,000   Citigroup, Inc. ................................       1,456,320
       8,000   Fannie Mae .....................................         561,600
       8,500   Goldman Sachs Group, Inc. ......................         713,150
      27,800   Principal Financial Group, Inc. ................         861,522
      25,000   Prudential Financial, Inc. .....................         934,000
      23,000   Wells Fargo & Company ..........................       1,184,500
                                                                   ------------
                                                                      7,845,572
                                                                   ------------
               HEALTHCARE -- 18.0%
      20,000   AmerisourceBergen Corporation ..................       1,081,000
      13,600   Amgen, Inc.(a) .................................         878,152
      20,000   Anthem, Inc. (a) ...............................       1,426,600
      24,000   Johnson & Johnson ..............................       1,188,480
      11,000   Medtronic, Inc. ................................         516,120
      15,900   Millipore Corporation ..........................         732,354
      54,000   Pfizer, Inc. ...................................       1,640,520
      10,100   Teva Pharmaceutical Industries Ltd. ............         577,215
                                                                   ------------
                                                                      8,040,441
                                                                   ------------
               INDUSTRIALS -- 15.7%
      47,000   Cendant Corporation (a) ........................         878,430
      23,000   Dover Corporation ..............................         813,510
      23,000   First Data Corporation .........................         919,080
       8,100   General Dynamics Corporation ...................         632,286
      14,600   General Electric Company .......................         435,226
      12,600   Illinois Tool Works, Inc. ......................         834,876
      18,000   ITT Industries, Inc. ...........................       1,077,120
      47,400   Norfolk Southern Corporation ...................         876,900
       7,000   United Technologies Corporation ................         540,960
                                                                   ------------
                                                                      7,008,388
                                                                   ------------

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 96.0% (Continued)                      VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY -- 15.9%
      27,000   Accenture Ltd. - Class A (a) ...................    $    603,180
      27,000   Affiliated Computer Services, Inc. (a) .........       1,314,630
      30,100   Cisco Systems, Inc.(a) .........................         588,154
      15,000   Dell Computer Corporation (a) ..................         500,850
      11,000   Electronic Arts, Inc. (a) ......................       1,014,530
      52,000   Microsoft Corporation (a) ......................       1,445,080
      12,100   Qualcomm, Inc. .................................         503,844
      21,800   SunGard Data Systems, Inc. (a) .................         573,558
       9,100   Symantec Corporation (a) .......................         573,482
                                                                   ------------
                                                                      7,117,308
                                                                   ------------
               MATERIALS -- 2.1%
      47,000   Pactiv Corporation (a) .........................         953,160
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $38,179,203) .........    $ 42,864,718
                                                                   ------------

================================================================================
  PAR VALUE    SHORT-TERM CORPORATE NOTES-- 4.1%                       VALUE
--------------------------------------------------------------------------------
$    774,169   American Family Financial Services, Demand Note     $    774,169
     606,140   U.S. Bank N.A., Demand Note ....................         606,140
     441,911   Wisconsin Corporate Central Credit Union,
                 Variable Demand Note .........................         441,911
                                                                   ------------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (Cost $1,822,220) ............................    $  1,822,220
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE-- 100.1%
                 (Cost $40,001,423) ...........................    $ 44,686,938

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1%) .         (25,891)
                                                                   ------------

               NET ASSETS-- 100.0% ............................    $ 44,661,047
                                                                   ============

(a) Non-income producing security.

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
      PAR      VIRGINIA FIXED RATE REVENUE AND GENERAL
     VALUE     OBLIGATION (GO) BONDS -- 94.6%                          VALUE
--------------------------------------------------------------------------------
               Alexandria, Virginia, GO,
$  1,000,000     5.00%, due 06/15/2011 ........................    $  1,120,760
               Arlington Co., Virginia, GO,
     990,000     5.40%, due 06/01/2014 ........................       1,074,793
               Chesapeake Bay Bridge and Tunnel, Virginia,
               Revenue,
   1,000,000     5.70%, due 07/01/2008, prerefunded
                 07/01/2005 @ 102 .............................       1,099,050
               Chesapeake, Virginia, GO,
   1,000,000     5.50%, due 05/01/2011 ........................       1,087,850
               Chesterfield Co., Virginia, GO,
      85,000     6.25%, due 07/15/2005 ........................          88,230
   1,000,000     4.75%, due 01/01/2013 ........................       1,077,520
               Fairfax Co., Virginia, Economic Dev.
               Authority, Revenue,
   1,000,000     5.00%, due 06/01/2018 ........................       1,079,610
               Hampton, Virginia, GO,
   1,000,000     5.50%, due 02/01/2012 ........................       1,133,490
               Hanover Co., Virginia, GO,
   1,000,000     5.125%, due 07/15/2013 .......................       1,113,930
               Hanover Co., Virginia, Industrial Dev.
               Authority, Revenue,
   1,000,000     6.50%, due 08/15/2009 ........................       1,199,540
               Henrico Co., Virginia, Economic Dev.
               Authority, Revenue,
   1,000,000     5.50%, due 11/01/2008 ........................       1,153,060
               Loudoun Co., Virginia, Industrial Dev.
               Authority, Public Facility Lease, Revenue,
   1,000,000     5.00%, due 03/01/2019 ........................       1,063,270
               Loudoun Co., Virginia, Industrial Dev.
               Authority, Residential Care Facilities, Revenue,
     600,000     1.10%, floating rate, due 11/01/2028 .........         600,000
               Medical College of Virginia Hospitals
               Authority, Revenue,
     700,000     5.00%, due 07/01/2013 ........................         757,498
               Newport News, Virginia, GO,
   1,000,000     5.625%, due 07/01/2014, prerefunded
                 07/01/2005 @ 102 .............................       1,097,380
               Norfolk, Virginia, GO,
     300,000     5.75%, due 06/01/2011, prerefunded
                 06/01/2005 @ 101 .............................         325,848
               Norfolk, Virginia, Industrial Dev.
               Authority, Revenue,
   1,000,000     6.50%, due 11/01/2013 ........................       1,075,300
               Norfolk, Virginia, Water, Revenue,
   1,000,000     5.00%, due 11/01/2016 ........................       1,081,970
               Pamunkey, Virginia, Regional Jail Authority,
               Jail Facility, Revenue,
   1,000,000     5.70%, due 07/01/2010 ........................       1,134,650
               Portsmouth, Virginia, GO,
     800,000     5.00%, due 08/01/2017 ........................         859,632
               Prince William Co., Virginia, Park
               Authority, Revenue,
     250,000     6.10%, due 10/15/2004, escrowed to maturity ..         262,905
               Richmond, Virginia, GO,
   1,000,000     5.45%, due 01/15/2008 ........................       1,137,250
               Richmond, Virginia, Industrial Dev. Authority,
               Government Facilities, Revenue,
   1,010,000     4.75%, due 07/15/2010 ........................       1,119,797
               Richmond, Virginia, Metropolitan
               Authority, Revenue,
   1,000,000     5.25%, due 07/15/2014 ........................       1,138,740

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
      PAR      VIRGINIA FIXED RATE REVENUE AND GENERAL
     VALUE     OBLIGATION (GO) BONDS -- 94.6% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               Roanoke, Virginia, GO,
$  1,000,000     5.00%, due 08/01/2009 ........................    $  1,117,260
               Roanoke, Virginia, Industrial Dev. Authority,
               Hospitals, Revenue,
   1,550,000     0.882%, floating rate, due 07/01/2033 ........       1,550,000
               Southeastern Public Service Authority,
               Virginia, Revenue,
   1,000,000     5.00%, due 07/01/2015 ........................       1,111,840
               Suffolk, Virginia, GO,
     350,000     5.80%, due 06/01/2011 ........................         397,047
   1,000,000     5.00%, due 12/01/2015 ........................       1,087,500
               University of Virginia, Revenue,
   1,000,000     5.25%, due 06/01/2012 ........................       1,115,740
               Upper Occoquan, Virginia, Sewer
               Authority, Revenue,
     700,000     5.00%, due 07/01/2015 ........................         759,605
               Virginia Beach, Virginia, GO,
     200,000     5.25%, due 08/01/2010, prerefunded
                 08/01/2008 @ 101 .............................         230,160
     800,000     5.25%, due 08/01/2010 ........................         907,984
               Virginia Commonwealth Transportation
               Board, Revenue,
     850,000     7.25%, due 05/15/2020 ........................         998,121
               Virginia Resource Authority, Revenue,
     500,000     5.50%, due 05/01/2017 ........................         561,235
               Virginia State Housing Dev. Authority,
               Multi-Family, Revenue,
     150,000     6.60%, due 11/01/2012 ........................         154,869
     150,000     6.30%, due 11/01/2015 ........................         156,689
               Virginia State Public School Authority, Revenue,
   1,000,000     5.25%, due 08/01/2009 ........................       1,144,520
                                                                   ------------

               TOTAL VIRGINIA FIXED RATE REVENUE AND GENERAL
                 OBLIGATION (GO) BONDS (Cost $31,978,905) .....    $ 34,174,643
                                                                   ------------

================================================================================
    SHARES     MONEY MARKETS -- 4.3%                                   VALUE
--------------------------------------------------------------------------------
   1,549,647   First American Tax Free Obligation Fund -
                 Class S (Cost $1,549,647) ....................    $  1,549,647
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE-- 98.9%
                 (Cost $33,528,552) ...........................    $ 35,724,290

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.1% ...         382,304
                                                                   ------------

               NET ASSETS-- 100.0% ............................    $ 36,106,594
                                                                   ============

See accompanying notes to financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 98.6%                                  VALUE
--------------------------------------------------------------------------------
               AUSTRALIA -- 2.2%
      68,563   BHP Billiton Ltd. ..............................    $    490,057
                                                                   ------------
               BRAZIL -- 0.5%
       3,039   Banco Itau Holding Financeira SA-ADR ...........         110,012
                                                                   ------------
               FRANCE -- 11.5%
       9,035   Accor SA .......................................         332,696
      10,170   Carrefour SA ...................................         511,638
      13,670   France Telecom SA ..............................         314,408
       3,301   L'Oreal SA .....................................         225,461
       1,875   Pernod-Ricard SA ...............................         177,521
       4,273   Pinault-Printemps-Redoute SA ...................         350,817
       3,349   Total Fina Elf SA ..............................         505,450
       5,799   Valeo SA .......................................         211,714
                                                                   ------------
                                                                      2,629,705
                                                                   ------------
               GERMANY -- 8.4%
       1,380   Adidas - Salomon AG ............................         119,727
       4,749   Allianz AG .....................................         415,890
       3,672   Duetsche Bank AG ...............................         222,791
       2,180   Duetsche Boerse AG .............................         110,434
       9,804   Siemens AG .....................................         582,280
      10,340   Volkswagon AG ..................................         461,790
                                                                   ------------
                                                                      1,912,912
                                                                   ------------
               HONG KONG -- 3.8%
      47,000   Hutchison Whampoa Ltd. .........................         342,920
      53,000   Sun Hung Kai Properties Ltd. ...................         429,473
      14,500   Swire Pacific Ltd. - Class A ...................          85,572
                                                                   ------------
                                                                        857,965
                                                                   ------------
               ITALY -- 7.3%
     146,013   Banca Intesa SpA ...............................         442,103
      34,996   Eni SpA ........................................         534,700
      29,905   Fiat SpA (a) ...................................         236,468
      49,139   Mediaset SpA ...................................         449,787
                                                                   ------------
                                                                      1,663,058
                                                                   ------------
               JAPAN -- 19.2%
      26,000   Bridgestone Corporation ........................         347,939
       5,000   Canon, Inc. ....................................         244,372
      12,000   Denso Corporation ..............................         237,390
       8,700   Honda Motor Company Ltd. .......................         348,109
      10,000   Ito-Yokado Company Ltd. ........................         332,990
      45,000   Matsushita Electric Industrial Company Ltd. ....         541,780
      16,000   Mitsubishi Estate Company Ltd. .................         151,099
          47   Mitsubishi Tokyo Financial Group, Inc. .........         296,603
      61,200   Nissan Motor Company Ltd. ......................         660,126
          95   NTT DoCoMo, Inc. ...............................         232,153
       3,400   Orix Corporation ...............................         265,694
       2,240   Rohm Company Ltd. ..............................         290,740

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 98.6% (Continued)                      VALUE
--------------------------------------------------------------------------------
               JAPAN -- 19.2% (Continued)
       5,900   Shin-Etsu Chemical Company Ltd. ................    $    221,815
       2,900   Tokyo Electron Ltd. ............................         192,615
                                                                   ------------
                                                                      4,363,425
                                                                   ------------
               KOREA -- 5.2%
       6,380   Daewoo Shipbuilding & Marine Engineering
                 Company Ltd. (a) .............................          63,237
       5,700   Hyundai Motor Company Ltd. .....................         164,039
       6,050   Kookmin Bank - ADR .............................         199,045
       1,565   Samsung Electronics Company Ltd. ...............         533,391
         690   Shinsegae Company Ltd. .........................         122,084
       5,421   SK Telecom Company Ltd. - ADR ..................          96,711
                                                                   ------------
                                                                      1,178,507
                                                                   ------------
               MALAYSIA -- 0.5%
      23,500   Malayan Banking Berhad .........................          59,368
      23,000   Resorts World Berhad ...........................          57,500
                                                                   ------------
                                                                        116,868
                                                                   ------------
               MEXICO -- 2.5%
      13,631   Cemex SA de CV - ADR ...........................         340,093
       3,035   Grupo Televisa SA - ADR ........................         111,051
      37,770   Walmart de Mexico SA de CV - ADR ...............         108,995
                                                                   ------------
                                                                        560,139
                                                                   ------------
               NETHERLANDS-- 6.7%
      17,550   Aegon NV .......................................         204,174
      13,308   Fortis .........................................         226,113
       5,121   Heineken NV ....................................         186,007
      39,296   Koninklijke (Royal) KPN NV (a) .................         294,251
      20,749   VNU NV .........................................         608,189
                                                                   ------------
                                                                      1,518,734
                                                                   ------------
               SINGAPORE -- 1.6%
      47,000   United Overseas Bank Ltd. ......................         364,352
                                                                   ------------
               SPAIN -- 3.0%
       2,453   Acerinox SA ....................................         103,753
      20,391   Banco Bilbao Vizcaya Argentaria SA .............         210,393
      30,431   Telefonica SA (a) ..............................         359,346
                                                                   ------------
                                                                        673,492
                                                                   ------------
               SWEDEN -- 0.5%
       4,066   Autoliv, Inc. - SDR ............................         122,210
                                                                   ------------
               SWITZERLAND -- 4.0%
       4,979   Adecco SA ......................................         246,009
      11,374   Compagnie Financiere Richemont AG ..............         226,085
      13,771   Credit Suisse Group ............................         440,576
                                                                   ------------
                                                                        912,670
                                                                   ------------
               TAIWAN -- 1.1%
     130,240   Taiwan Semiconductor Manufacturing
                 Company Ltd. (a) .............................         256,545
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 98.6% (Continued)                      VALUE
--------------------------------------------------------------------------------
               THAILAND -- 0.6%
      34,100   Bangkok Bank Public Company Ltd. (a) ...........    $     73,444
      55,900   Kasikornbank Public Company Ltd. (a) ...........          68,598
                                                                   ------------
                                                                        142,042
                                                                   ------------
               UNITED KINGDOM -- 20.0%
      10,699   Astrazeneca PLC ................................         452,027
      28,040   BAA PLC ........................................         216,507
      83,269   Bae Systems PLC ................................         232,762
      12,976   HBOS PLC .......................................         148,429
      47,946   HSBC Holdings PLC ..............................         632,480
      22,069   Imperial Tobacco PLC ...........................         359,505
      19,707   InterContinental Hotels Group PLC (a) ..........         157,648
      81,630   Kingfisher PLC (a) .............................         354,306
      36,888   Marks & Spencer Group PLC ......................         187,534
     123,132   mm02 PLC (a) ...................................         117,117
      13,295   Next PLC .......................................         248,494
      77,063   Northumbrian Water Group PLC (a) ...............         133,794
      50,959   Reed Elsevier PLC ..............................         398,341
      34,601   Rentokil Initial PLC ...........................         122,733
      31,333   Smith & Nephew PLC .............................         206,145
     283,523   Vodafone Group PLC .............................         566,432
                                                                   ------------
                                                                      4,534,254
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $21,135,055) .........    $ 22,406,947

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.4% ...         316,605
                                                                   ------------

               NET ASSETS-- 100.0% ............................    $ 22,723,552
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

================================================================================
--------------------------------------------------------------------------------

               THE JAMESTOWN FUNDS

               INVESTMENT ADVISOR
               Lowe, Brockenbrough & Company, Inc.
               1802 Bayberry Court
               Suite 400
               Richmond, Virginia 23226
               www.jamestownfunds.com

               ADMINISTRATOR
               Ultimus Fund Solutions, LLC
               P.O. Box 46707
               Cincinnati, Ohio 45246-0707
               (Toll-Free) 1-866-738-1126

               INDEPENDENT AUDITORS
               Tait, Weller & Baker
               1818 Market Street, Suite 2400
               Philadelphia, Pennsylvania 19103

               LEGAL COUNSEL
               Sullivan & Worcester LLP
               One Post Office Square
               Boston, Massachusetts 02109

               BOARD OF TRUSTEES
               Austin Brockenbrough, III
               John T. Bruce
               Charles M. Caravati, Jr.
               J. Finley Lee, Jr.
               Richard Mitchell
               Richard L. Morrill
               Harris V. Morrissette
               Erwin H. Will, Jr.
               Samuel B. Witt, III


A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1126, or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
================================================================================

LETTER TO SHAREHOLDERS                                        SEPTEMBER 30, 2003
================================================================================

                     BLACKOUTS, BUTTERFLIES AND HURRICANES

All human experience contains a degree of ambiguity and uncertainty. Some of us are more adept at dealing with a constant, albeit usually low-level dose of uncertainty than others. The best investors, however, seem to be able to cope with and profit from both ambiguity and uncertainty.

The mid-August blackout that affected New York City and many parts of the Northeast and Midwest is a case in point. It was certainly unexpected and its cause seems ambiguous. Actually, we may never learn the exact cause. Was it a tree in Walton Hills, Ohio sagging into a FirstEnergy power line, a generally antiquated grid system, a gap in communication at a critical point or a combination of the above plus some other factors yet to be determined? The electrical grid is a huge, complex, and interconnected system. Michael
Mauboussin of First Boston has said that systems such as this simply don't always behave like the sum of their parts and therefore, can surprise us with totally unexpected patterns from time to time.

It strikes us that the stock market has these same characteristics. It is large, complex, and certainly interconnected. While incorporating some mathematical components, it is rooted in human emotions, which can be influenced by an immeasurably large number of informational inputs. Thus, the market is unpredictable at the core. But we as investors can take advantage of this ambiguity and uncertainty by concentrating on what we know rather than being spooked by what we don't know.

Simply put, we at Davenport focus on individual companies rather than the market at large. While we certainly can't know everything about all the companies in which we invest and our crystal ball is no clearer than anyone else's, we firmly believe that profitable, well-managed companies can be combined to create a portfolio that should perform very well over time.

Now, how about butterflies and hurricanes? Barton Biggs of Morgan Stanley wrote an article some years ago, commenting on what has become popularly known as the Butterfly Effect. Many scientists believe that a wayward butterfly moving the air in a particular direction at just the right time in Africa could sow the seeds that produce a hurricane that roars through Virginia several months later. The notion that such a random event could begin a series of causal relationships which eventually result in a large catastrophe seems amazing, but is quite possible.

The Butterfly Effect may have a lesson or two for investors. The stock market is a complex, reactive system. Certainly, the market in general and the companies that comprise it feel the effect of a random butterfly from time to time. However, since the number of informational inputs (what kind of butterfly, where, when, the exact weather patterns for the next forty days over some 9000 miles of ocean...) is too large to ever be assembled, the predictive value of only a few of these inputs is flawed. Likewise, market observers can never identify enough variables necessary to have a chance of consistently forecasting market moves.

Though we can't do anything about blackouts, butterflies and hurricanes, we as vigilant investors can stay prepared for uncertainty in the investment climate, even if we cannot always foresee it. In our case, this means focusing on individual companies, their prospects, and their valuation. It is our conviction that day-to-day, serious attention to an investment portfolio increases the odds considerably towards success in the marketplace. That is what we strive foremost to offer you.

                               MARKET COMMENTARY

The market took a modest rest in September from its strong advance since the first quarter of this year as all the major indices posted small losses during the month. This stopped the NASDAQ's streak of consecutive up months at seven, while the other major indices' streak was stopped at six months. However, the third quarter was firmly in positive territory with a 2.2% increase in the S&P 500 and a 3.2% increase in the Dow Industrials. The NASDAQ and Russell 2000 enjoyed a very strong third quarter as evidenced by a 10.1% and 8.8% advance, respectively. On a year-to-date basis, all of the indices revealed double-digit increases that should hopefully make 2003 the first up year since 1999. Performance for the Davenport Equity Fund for the periods ending September 30, 2003 was:

                                                                Since Inception
                                         3 Year        5 Year       (1/15/98)
             QTR     YTD     1 Year   (annualized)  (annualized)  (annualized)
            --------------------------------------------------------------------
DAVPX       3.90%   14.32%   20.64%      -5.63%        2.40%          2.01%
S&P 500     2.65%   14.72%   24.40%     -10.09%        1.01%          1.71%

Past performance is historical and not representative nor a guarantee of future results. The investment and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

Sector performance for the first nine months of the year continues to reveal a shift toward economically sensitive areas of the market. Technology, industrials and consumer discretionary stocks have featured many of the market's best performers. More defensive sectors - like consumer staples, health care, telecommunications and energy - have clearly lagged during the current year. The financials remain an interesting sector to watch. The market seldom has meaningful advances without participation from this sector, particularly the banks. The bank stocks have been lackluster traders in recent sessions.

Valuation levels remain in that neutral zone - not particularly cheap and not particularly expensive. The recent jolt upward in long-term interest rates has reversed itself slightly in the near term. In theory, lower rates help support higher equity valuations. The key remains acceleration in corporate profits. We believe many corporations have cut expenses and boosted productivity to the point that a little improvement in top-line revenues could translate into meaningful increases in profitability.

Recent revisions of economic growth have been on the positive side of the ledger. Initially most economists expected economic growth in the second quarter to expand by 1%, but recent revisions have increased that estimate to 3.3% and forecasts for third quarter gross domestic product are as high as 5%. This should bode well for future corporate profitability, but many market observers remain wary since we have mainly seen improvements in productivity and not new job creation. We remain hopeful the latter will start to become more evident in future quarters, and this would be good news for the market.

Unemployment  typically  does  not  peak  until  several  quarters  following  a recession, so we hope to see improvement in employment trends in the not-so-distant future. Prognosticators everywhere say we are in a "jobless recovery," and the persistent drumbeat of opinions is nearly impossible to tune out, as the employment numbers become a major hurdle for the stock market to overcome.

We are pleased that the economy is growing faster than expected and appears to be gaining momentum. The hand wringing about the lack of jobs is so commonplace that the issue will most likely take care of itself. Obvious concerns about the stock market usually dissipate only to be substituted by new issues.

Concern about the market is healthy; it keeps valuation levels in check. The absence of concern is what should be troublesome for investors. Take the market peak of 2000 when concern was overpowered by the fervor for technology stocks. In contrast, during recent market low the cries of pessimists drowned out the reasoning of optimists. Currently, the market seems to be balanced. The indices are about equally off their highs as they are from their bottoms and a healthy tug-of-war persists between the bulls and bears. Perhaps the easy money has been made as the market bounced off its bottom, but likely future gains are still attractive even if the indices simply retrace their highs of three years ago.

We continue to be optimistic about the stock market. Our favorable view is based not only on a forecast for the market itself, but in the upside we continue to foresee in the companies we are invested in as well as in the number of attractive stocks we find searching for new investment opportunities.

                                RECENT PURCHASES

o FIRST DATA - This high quality company is best known for their Western Union money transfer business and their NYCE ATM network. Both divisions are well positioned to benefit from two societal trends:

     o The proliferation of migrant/immigrant workers in this country and the associated demand to send money around the world through 165,000 Western Union offices.

     o Continued increase usage in online debit cards as the preferred payment method by consumers.

     First Data enjoys a steady stream of recurring income, strong free cash flow, good margins and a stock price that is below its historical relative valuation.

o DELL - This company continues to gain market share as the world's largest direct seller of computer systems. Its unique focus on efficient execution of a build-to-order platform, not breath-taking technology, virtually eliminates inventory obsolescence and the need for a large research and development budget. This has allowed the company to increase operating margin despite significant industry price deflation. Dell's stronghold is further enhanced by a balance sheet with virtually no debt and $9 billion in cash. The company continues to successfully expand their product line beyond the basic computer to servers, printers, and personal data assistants (PDA's). We are also attracted to Dell's strong insider ownership and solid management team.

o NOKIA - The three-year downturn in the market created an opportunity to buy Nokia as a tech value play (seemingly an oxymoron). The company trades at about a market multiple, pays a competitive dividend, and sports a high return on equity in addition to having a strong balance sheet with little long term debt. The company is the leading handset manufacturer with a 38% market share. Many of the company's smaller competitors struggle to make a profit while Nokia enjoys operating margins of around 26%. With an unheard of 10% of sales invested in research and development, we expect Nokia to continue to enhance their dominant position.

o HILB ROGAL & HOBBS - Having followed this company for more than a decade and the shares trading at the lower end of their historical valuation range, we thought it represented a compelling opportunity. Through a combination of margin improvement, organic growth, accretive acquisitions and the use of strong cash flow, we expect earnings per share to grow 15%-20% over the next several years. The company has also historically had a healthy stock buyback program that we expect to continue.

                                        Sincerely,

                                        Davenport & Company LLC

The securities discussed in this report represent securities purchased during the quarter. The reader should not assume that investments in the securities identified and discussed were or will be profitable.

THE DAVENPORT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
ASSETS
  Investments in securities:
  At acquisition cost ......................                     $   90,594,528
                                                                 ==============
  At market value (Note 1) ............................          $   99,502,163
Dividends receivable ..................................                  69,049
Receivable for capital shares sold ....................                 212,943
Other assets ..........................................                  13,360
                                                                 --------------
    TOTAL ASSETS ......................................              99,797,515
                                                                 --------------

LIABILITIES
  Dividends payable ...................................                   6,344
  Payable for capital shares redeemed .................                  23,182
  Accrued investment advisory fees (Note 3) ...........                  64,332
  Accrued administration fees (Note 3) ................                  12,600
  Other accrued expenses and liabilities ..............                   4,177
                                                                 --------------
    TOTAL LIABILITIES .................................                 110,635
                                                                 --------------

NET ASSETS ............................................          $   99,686,880
                                                                 ==============

Net assets consist of:
Paid-in capital .......................................          $  100,574,934
Distributions in excess of net investment income ......                  (7,858)
Accumulated net realized losses from security transactions           (9,787,831)
Net unrealized appreciation on investments ............               8,907,635
                                                                 --------------
Net assets ............................................          $   99,686,880
                                                                 ==============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) .......................................               9,129,393
                                                                 ==============

Net asset value, offering price and redemption
  price per share (Note 1) ............................          $        10.92
                                                                 ==============

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends ...........................................          $      629,197
  Interest ............................................                   2,386
                                                                 --------------
    TOTAL INVESTMENT INCOME ...........................                 631,583
                                                                 --------------

EXPENSES
  Investment advisory fees (Note 3) ...................                 346,436
  Administration fees (Note 3) ........................                  72,948
  Custodian fees ......................................                   8,910
  Postage and supplies ................................                   7,086
  Professional fees ...................................                   6,780
  Printing of shareholder reports .....................                   5,967
  Trustees' fees and expenses .........................                   5,898
  Registration fees ...................................                   5,326
  Insurance expense ...................................                   3,305
  Other expenses ......................................                   3,329
                                                                 --------------
    TOTAL EXPENSES ....................................                 465,985
                                                                 --------------

NET INVESTMENT INCOME .................................                 165,598
                                                                 --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions ......              (1,650,487)
  Net change in unrealized appreciation/
    depreciation on investments .......................              15,997,667
                                                                 --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ......              14,347,180
                                                                 --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ............          $   14,512,778
                                                                 ==============

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                        SIX MONTHS
                                                                          ENDED            YEAR
                                                                      SEPTEMBER 30,        ENDED
                                                                           2003          MARCH 31,
                                                                       (UNAUDITED)         2003
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ...........................................    $    165,598     $    467,789
  Net realized losses from security transactions ..................      (1,650,487)      (6,068,163)
  Net change in unrealized appreciation/depreciation
    on investments ....................................................  15,997,667      (12,278,655)
                                                                       ------------     ------------
Net increase (decrease) in net assets from operations .............      14,512,778      (17,879,029)
                                                                       ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ......................................        (171,931)        (483,955)
  In excess of net investment income ..............................          (7,858)              --
                                                                       ------------     ------------
Net decrease from distributions to shareholders ...................        (179,789)        (483,955)
                                                                       ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................      12,472,552       20,775,106
  Net asset value of shares issued in reinvestment of
    distributions to shareholders .................................         167,852          461,181
  Payments for shares redeemed ....................................      (3,759,998)      (8,914,951)
                                                                       ------------     ------------
Net increase in net assets from capital share transactions ........       8,880,406       12,321,336
                                                                       ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................      23,213,395       (6,041,648)

NET ASSETS
  Beginning of period .............................................      76,473,485       82,515,133
                                                                       ------------     ------------
  End of period ...................................................    $ 99,686,880     $ 76,473,485
                                                                       ============     ============

UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME ...............................................    $     (7,858)    $      6,333
                                                                       ============     ============

CAPITAL SHARE ACTIVITY
  Sold ............................................................       1,189,306        2,086,119
  Reinvested ......................................................          15,660           47,857
  Redeemed ........................................................        (357,645)        (897,541)
                                                                       ------------     ------------
  Net increase in shares outstanding ..............................         847,321        1,236,435
  Shares outstanding at beginning of period .......................       8,282,072        7,045,637
                                                                       ------------     ------------
  Shares outstanding at end of period .............................       9,129,393        8,282,072
                                                                       ============     ============

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                            SEPTEMBER 30,        ENDED         ENDED         ENDED         ENDED         ENDED
                                                 2003          MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                             (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....    $   9.23         $  11.71      $  11.42      $  13.75      $  12.01      $  11.14
                                               --------         --------      --------      --------      --------      --------

Income (loss) from investment operations:
  Net investment income ...................        0.02             0.06          0.04          0.05          0.04          0.06
  Net realized and unrealized gains
    (losses) on investments ...............        1.69            (2.48)         0.29         (2.34)         1.75          0.88
                                               --------         --------      --------      --------      --------      --------
Total from investment operations ..........        1.71            (2.42)         0.33         (2.29)         1.79          0.94
                                               --------         --------      --------      --------      --------      --------

Less distributions:
  Dividends from net investment income ....       (0.02)           (0.06)        (0.04)        (0.04)        (0.05)        (0.06)
  Distributions from net realized gains ...          --               --            --            --            --         (0.01)
                                               --------         --------      --------      --------      --------      --------
Total distributions .......................       (0.02)           (0.06)        (0.04)        (0.04)        (0.05)        (0.07)
                                               --------         --------      --------      --------      --------      --------

Net asset value at end of period ..........    $  10.92         $   9.23      $  11.71      $  11.42      $  13.75      $  12.01
                                               ========         ========      ========      ========      ========      ========

Total return ..............................      18.53%(b)       (20.66%)       (2.89%)      (16.65%)       14.93%         8.53%
                                               ========         ========      ========      ========      ========      ========

Net assets at end of period (000's) .......    $ 99,687         $ 76,473      $ 82,515      $ 70,160      $ 77,626      $ 56,358
                                               ========         ========      ========      ========      ========      ========

Ratio of net expenses to average net assets       1.01%(a)         1.04%         1.02%         1.00%         1.01%         1.14%

Ratio of net investment income to
  average net assets ......................       0.36%(a)         0.62%         0.35%         0.36%         0.35%         0.64%

Portfolio turnover rate ...................         33%(a)           18%           13%           25%           17%           15%

(a)  Annualized.
(b)  Not annualized.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 95.9%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 9.9%
    76,155   CarMax, Inc. (a) ............................       $    2,487,222
    16,389   E.W. Scripps Company - Class A (The) ........            1,394,704
    86,141   Fox Entertainment Group, Inc. (a) ...........            2,411,086
    42,209   Harrah's Entertainment, Inc. (a) ............            1,777,421
    87,680   Walt Disney Company (The) ...................            1,768,506
                                                                 --------------
                                                                      9,838,939
                                                                 --------------

             CONSUMER STAPLES -- 10.8%
    63,329   Anheuser-Busch Companies, Inc. ..............            3,124,653
    44,425   Coca-Cola Company ...........................            1,908,498
   109,048   SYSCO Corporation ...........................            3,566,960
    69,992   Walgreen Company ............................            2,144,555
                                                                 --------------
                                                                     10,744,666
                                                                 --------------

             ENERGY -- 7.9%
    27,185   BP Amoco PLC - ADR ..........................            1,144,488
    28,762   EOG Resources, Inc. .........................            1,200,526
    53,586   Exxon Mobil Corporation .....................            1,961,248
    38,956   Murphy Oil Corporation ......................            2,288,665
    26,791   Schlumberger Limited ........................            1,296,684
                                                                 --------------
                                                                      7,891,611
                                                                 --------------

             FINANCIALS -- 19.7%
    50,336   American Express Company ....................            2,268,140
    23,217   Bank Of America Corporation .................            1,811,855
    59,051   BB&T Corporation ............................            2,120,521
       714   Berkshire Hathaway, Inc. - Class B (a) ......            1,782,144
    37,990   Capital One Financial Corporation ...........            2,166,950
    46,151   FleetBoston Financial Corporation ...........            1,391,453
    29,000   Hilb, Rogal & Hamilton Company ..............              900,160
    37,413   Jefferson-Pilot Corporation .................            1,660,389
    11,411   Markel Corporation (a) ......................            3,046,737
    40,824   SunTrust Banks, Inc. ........................            2,464,545
                                                                 --------------
                                                                     19,612,894
                                                                 --------------

             HEALTHCARE -- 15.1%
    29,878   AMERIGROUP Corporation (a) ..................            1,333,455
    40,160   Amgen, Inc. (a) .............................            2,593,131
    25,575   Anthem, Inc. (a) ............................            1,824,265
    51,894   Johnson & Johnson ...........................            2,569,791
    27,799   Medtronic, Inc. .............................            1,304,329
    56,408   Pfizer, Inc. ................................            1,713,675
    44,052   Wyeth .......................................            2,030,797
    30,990   Zimmer Holdings, Inc. (a) ...................            1,707,549
                                                                 --------------
                                                                     15,076,992
                                                                 --------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 95.9%(CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS -- 9.2%
    41,000   First Data Corporation ......................       $    1,638,360
    24,455   General Dynamics Corporation ................            1,908,957
    63,461   General Electric Company ....................            1,891,772
    19,173   Northrop Grumman Corporation ................            1,653,096
   139,482   Tredegar Corporation ........................            2,099,204
                                                                 --------------
                                                                      9,191,389
                                                                 --------------

             INFORMATION TECHNOLOGY -- 13.0%
   109,724   Cisco Systems, Inc. (a) .....................            2,144,007
    75,443   Dell Computer Corporation (a) ...............            2,519,042
   116,878   Intel Corporation ...........................            3,215,314
    25,990   International Business Machines Corporation .            2,295,697
    99,912   Microsoft Corporation .......................            2,776,554
                                                                 --------------
                                                                     12,950,614
                                                                 --------------

             MATERIALS -- 3.4%
    46,533   Dow Chemical Company (The) ..................            1,514,184
    30,081   Praxair, Inc. ...............................            1,863,518
                                                                 --------------
                                                                      3,377,702
                                                                 --------------

             TELECOMMUNICATIONS SERVICES -- 4.5%
   118,589   America Movil S.A. de C.V. - Series L - ADR .            2,740,592
   113,536   Nokia Corporation - ADR .....................            1,771,162
                                                                 --------------
                                                                      4,511,754
                                                                 --------------

             UTILITIES -- 2.4%
    38,820   Dominion Resources, Inc. ....................            2,402,958
                                                                 --------------

             TOTAL COMMON STOCKS (Cost $86,691,884) ......       $   95,599,519
                                                                 --------------

================================================================================
   SHARES    MONEY MARKETS -- 3.9%                                    VALUE
--------------------------------------------------------------------------------
 3,902,644   First American Treasury Obligation Fund -
               Class S (Cost $3,902,644) .................       $    3,902,644
                                                                 --------------

             TOTAL INVESTMENTS AT VALUE-- 99.8%
               (Cost $90,594,528) ........................       $   99,502,163

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2%               184,717
                                                                 --------------

             NET ASSETS-- 100.0% .........................       $   99,686,880
                                                                 ==============

(a) Non-income producing security.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

The Davenport Equity Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 15, 1998.

The Fund's investment objective is long term growth of capital through investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Repurchase agreements -- The Fund may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book basis and tax basis of distributions for the periods ended September 30, 2003 and March 31, 2003.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE DAVENPORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The following information is computed on a tax basis for each item as of September 30, 2003:
--------------------------------------------------------------------------------
Cost of portfolio investments .........................          $   90,594,528
                                                                 ==============
Gross unrealized appreciation .........................          $   14,289,058
Gross unrealized depreciation .........................              (5,381,423)
                                                                 --------------
Net unrealized appreciation ...........................          $    8,907,635
Distributions in excess of net investment income ......                  (7,858)
Capital loss carryforwards ............................              (7,096,541)
Other losses ..........................................              (2,691,290)
                                                                 --------------
Accumulated deficit ...................................          $     (888,054)
                                                                 ==============
--------------------------------------------------------------------------------

As of March 31, 2003, the Fund had the following capital loss carryforwards for federal income tax purposes.
--------------------------------------------------------------------------------
                                                                    Expires
                                                  Amount            March 31,
--------------------------------------------------------------------------------
Davenport Equity Fund                          $  2,030,329           2010
                                                  5,066,212           2011
                                               ------------
                                               $  7,096,541
                                               ============
--------------------------------------------------------------------------------

In addition, the Fund had net realized capital losses of $1,040,803 during the period November 1, 2002 through March 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2004. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended September 30, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $22,849,360 and $14,420,576, respectively.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Davenport & Company LLC (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .75% of its average daily net assets. Certain officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (Ultimus), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $25 million; .125% on the next $25 million of such net assets; and .10% on such net assets in excess of $50 million, plus a shareholder recordkeeping fee at the annual rate of $10 per shareholder account in excess of 1,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

================================================================================

--------------------------------------------------------------------------------

THE DAVENPORT EQUITY FUND

INVESTMENT ADVISER
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037

ADMINISTRATOR                                           ---------------
Ultimus Fund Solutions, LLC                                DAVENPORT
P.O. Box 46707                                            EQUITY FUND
Cincinnati, Ohio 45246-0707                               -----------
1-800-281-3217                                          ---------------

CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103
                                                      SEMI-ANNUAL REPORT
LEGAL COUNSEL                                         September 30, 2003
Sullivan & Worcester LLP                                 (Unaudited)
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.                                      ---------------
Samuel B. Witt III
                                                        ---------------
OFFICERS
Joseph L. Antrim III, President
Coleman Wortham III, Vice President
J. Lee Keiger III, Vice President
John P. Ackerly IV, Vice President

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-281-3217, or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

================================================================================
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                      THE

                            FLIPPIN, BRUCE & PORTER

                                     FUNDS

                          ============================

                           FBP Contrarian Equity Fund
                          FBP Contrarian Balanced Fund


                               SEMI-ANNUAL REPORT
                               September 30, 2003
                                  (Unaudited)


                                 NO-LOAD FUNDS

--------------------------------------------------------------------------------
================================================================================

                                  [BLANK PAGE]

LETTER TO SHAREHOLDERS                                         NOVEMBER 13, 2003
================================================================================
Dear Fellow Shareholders,

We are pleased to report on the progress of your Funds and their investments for the semi-annual period ending September 30, 2003. The following table displays the total returns (capital change plus income) of the Funds for the most recent semi-annual and longer time periods.

                                  Six
                                 Months    1 Year    3 Year*   5 Year*  10 Year*
                                 ------    ------    -------   -------  --------
FBP Contrarian Equity Fund       25.26%    26.69%     2.37%     5.38%    10.18%
FBP Contrarian Balanced Fund     18.21%    21.68%     4.35%     6.14%     9.25%

* Annualized

REVIEW AND OUTLOOK

The Funds have performed quite well since the lows of the market earlier this year and also since the market peak in March of 2000. The recent strong performance can be attributed largely to the Funds' heavy portfolio weightings in stocks that benefit from an economic recovery. Our long-term approach gave us the patience needed to acquire many of these issues prior to the beginning of the recovery. As other investors have recently repositioned their portfolios to achieve more cyclicality, we have seen substantial price appreciation in many holdings. Cyclical issues normally lead price performance in the early stages of recovering markets, anticipating future earnings growth. We believe we have already seen a good portion of the outperformance from many of these stocks and therefore have reduced or eliminated several of the stocks in the Funds. A number of higher quality stocks have lagged the recovery in the market and are now quite attractive based on current valuation and long-term prospects. Cardinal Health, HCA Inc. and Pfizer are recent new additions in the healthcare sector while we also added to our existing holdings of American International Group in the financial sector.

As we suggested to you in our May 2003 Annual Letter, we believed the worst was behind us and that improvement in stock prices laid ahead. We continue to feel that way today and expect a recovering economy to provide improving earnings, thus good support for a healthy stock market. Early cyclical improvement is usually based on plentiful monetary and fiscal stimulus, which we certainly have enjoyed. Low inflation, low interest rates and stable consumer spending have also been key. For the economic improvement to continue and be long lasting, business spending needs to improve. This is already occurring with small and medium sized businesses, and we expect it to be followed by larger businesses as the economic cycle unfolds. The Federal Reserve has indicated a desire to keep short-term interest rates low well into next year, while longer-term interest rates should move upward with an expanding economy. Though stock returns from this point should be more modest and parallel earnings growth, they should provide far more attractive returns than those we expect from cash or fixed income investments under this scenario. Thus in the Balanced Fund, we have the asset weighting tilted toward the high end of our normal equity range with the fixed income portion near the low end of its normal range.

As always, we thank you for your continued confidence and investment in The Flippin, Bruce & Porter Funds.

/s/ John T. Bruce

John T. Bruce, CFA
President and Portfolio Manager

COMPARATIVE CHARTS
================================================================================
Performance for each Fund is compared to the most appropriate broad-based index, the S&P 500, an unmanaged index of 500 large common stocks. Over time, this index has the potential to outpace the FBP Contrarian Balanced Fund, which normally maintains at least 25% in bonds. Balanced funds have the growth potential to outpace inflation, but they will typically lag a 100% stock index over the long term because of the bond portion of their portfolios. However, the advantage of the bond portion is that it can make the return and principal of a balanced fund more stable than a portfolio completely invested in stocks. Results are also compared to the Consumer Price Index, a measure of inflation.

                           FBP CONTRARIAN EQUITY FUND

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FBP CONTRARIAN
  EQUITY FUND, THE STANDARD & POOR'S 500 INDEX AND THE CONSUMER PRICE INDEX

                               [GRAPHIC OMITTED]

                   FBP CONTRARIAN           STANDARD & POOR'S              CONSUMER
                    EQUITY FUND:                500 INDEX:                PRICE INDEX:
                --------------------       --------------------       --------------------
                QTRLY                      QTRLY                      QTRLY
  DATE          RETURN       BALANCE       RETURN       BALANCE       RETURN       BALANCE
  ----          ------       -------       ------       -------       ------       -------
09/30/93                      10,000                     10,000                     10,000
12/31/93         1.99%        10,199         2.32%       10,232        0.70%        10,070
03/31/94        -1.92%        10,003        -3.79%        9,844        0.50%        10,120
06/30/94         0.69%        10,072         0.42%        9,886        0.60%        10,181
09/30/94         7.34%        10,811         4.89%       10,369        0.90%        10,273
12/31/94        -1.30%        10,670        -0.02%       10,367        0.60%        10,335
03/31/95         6.42%        11,355         9.74%       11,377        0.80%        10,418
06/30/95         9.37%        12,419         9.55%       12,463        0.90%        10,512
09/30/95         8.53%        13,479         7.95%       13,453        0.40%        10,554
12/31/95         3.24%        13,916         6.02%       14,263        0.50%        10,607
03/31/96         5.71%        14,710         5.37%       15,029        0.80%        10,692
06/30/96         4.54%        15,377         4.49%       15,703        1.10%        10,810
09/30/96         2.42%        15,749         3.09%       16,189        0.44%        10,858
12/31/96         8.47%        17,083         8.34%       17,538        0.82%        10,947
03/31/97         1.30%        17,306         2.68%       18,008        0.70%        11,023
06/30/97        13.93%        19,716        17.46%       21,152        0.19%        11,044
09/30/97         9.47%        21,583         7.49%       22,737        0.44%        11,092
12/31/97        -0.73%        21,426         2.87%       23,390        0.62%        11,161
03/31/98        12.19%        24,037        13.95%       26,652        0.12%        11,175
06/30/98        -0.35%        23,953         3.30%       27,532        0.56%        11,237
09/30/98       -15.36%        20,274        -9.95%       24,794        0.42%        11,285
12/31/98        24.61%        25,264        21.30%       30,074        0.42%        11,332
03/31/99         2.51%        25,898         4.98%       31,573        0.24%        11,360
06/30/99        13.47%        29,387         7.05%       33,798        0.91%        11,463
09/30/99       -13.16%        25,518        -6.24%       31,688        0.54%        11,525
12/31/99         2.69%        26,206        14.88%       36,402        0.78%        11,615
03/31/00        -6.51%        24,499         2.29%       37,237        0.95%        11,725
06/30/00        -3.59%        23,618        -2.66%       36,248        1.00%        11,842
09/30/00         4.01%        24,564        -0.97%       35,897        0.76%        11,932
12/31/00         4.64%        25,703        -7.82%       33,088        0.75%        12,022
03/31/01         2.15%        26,256       -11.86%       29,165        0.98%        12,140
06/30/01         7.42%        28,203         5.85%       30,872        1.08%        12,271
09/30/01       -12.12%        24,785       -14.68%       26,341        0.11%        12,257
12/31/01        15.51%        28,629        10.69%       29,155        0.06%        12,250
03/31/02         0.14%        28,668         0.27%       29,235        0.23%        12,278
06/30/02       -12.74%        25,016       -13.40%       25,319        1.12%        12,416
09/30/02       -16.85%        20,802       -17.28%       20,944        0.50%        12,478
12/31/02         7.75%        22,414         8.44%       22,712        0.33%        12,519
03/31/03        -6.14%        21,039        -3.15%       21,996        0.99%        12,643
06/30/03        19.79%        25,202        15.39%       25,382        0.22%        12,671
09/30/03         4.57%        26,353         2.65%       26,054        0.60%        12,746

Past performance is not predictive of future performance.

----------------------------------------
|      FBP CONTRARIAN EQUITY FUND      |
|   AVERAGE ANNUAL TOTAL RETURNS (a)   |
| (FOR YEARS ENDED SEPTEMBER 30, 2003) |
|                                      |
|   1 YEAR     5 YEARS     10 YEARS    |
|   26.69%      5.38%       10.18%     |
----------------------------------------


                          FBP CONTRARIAN BALANCED FUND

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FBP CONTRARIAN
 BALANCED FUND, THE STANDARD & POOR'S 500 INDEX AND THE CONSUMER PRICE INDEX

                               [GRAPHIC OMITTED]

                   FBP CONTRARIAN           STANDARD & POOR'S              CONSUMER
                   BALANCED FUND:               500 INDEX:                PRICE INDEX:
                --------------------       --------------------       --------------------
                QTRLY                      QTRLY                      QTRLY
  DATE          RETURN       BALANCE       RETURN       BALANCE       RETURN       BALANCE
  ----          ------       -------       ------       -------       ------       -------
09/30/93                      10,000                     10,000        0.40%        10,000
12/31/93         1.04%        10,104         2.32%       10,232        0.70%        10,070
03/31/94        -2.00%         9,902        -3.79%        9,844        0.50%        10,121
06/30/94         0.12%         9,914         0.42%        9,886        0.60%        10,181
09/30/94         4.83%        10,393         4.89%       10,369        0.90%        10,273
12/31/94        -0.97%        10,292        -0.02%       10,367        0.60%        10,335
03/31/95         6.35%        10,946         9.74%       11,377        0.80%        10,418
06/30/95         7.70%        11,788         9.55%       12,463        0.90%        10,512
09/30/95         6.43%        12,546         7.95%       13,453        0.40%        10,554
12/31/95         3.10%        12,935         6.02%       14,263        0.50%        10,607
03/31/96         3.96%        13,448         5.37%       15,029        0.80%        10,692
06/30/96         3.40%        13,905         4.49%       15,703        1.10%        10,810
09/30/96         1.70%        14,142         3.09%       16,189        0.44%        10,857
12/31/96         6.62%        15,077         8.34%       17,538        0.82%        10,947
03/31/97         0.92%        15,216         2.68%       18,008        0.70%        11,023
06/30/97        11.41%        16,951        17.46%       21,152        0.19%        11,044
09/30/97         7.62%        18,243         7.49%       22,737        0.44%        11,092
12/31/97        -0.30%        18,188         2.87%       23,390        0.62%        11,161
03/31/98         8.94%        19,814        13.95%       26,652        0.12%        11,174
06/30/98         0.90%        19,993         3.30%       27,532        0.56%        11,237
09/30/98       -10.04%        17,986        -9.95%       24,794        0.42%        11,284
12/31/98        16.44%        20,941        21.30%       30,074        0.42%        11,332
03/31/99         2.88%        21,544         4.98%       31,573        0.24%        11,359
06/30/99         8.78%        23,436         7.05%       33,798        0.91%        11,462
09/30/99        -9.14%        21,295        -6.24%       31,688        0.54%        11,524
12/31/99         3.56%        22,053        14.88%       36,402        0.78%        11,614
03/31/00        -4.14%        21,140         2.29%       37,237        0.95%        11,725
06/30/00        -3.07%        20,492        -2.66%       36,248        1.00%        11,842
09/30/00         4.03%        21,318        -0.97%       35,897        0.76%        11,932
12/31/00         4.54%        22,286        -7.82%       33,088        0.75%        12,021
03/31/01         1.82%        22,692       -11.86%       29,165        0.98%        12,139
06/30/01         5.04%        23,836         5.85%       30,872        1.08%        12,270
09/30/01        -6.91%        22,190       -14.68%       26,341       -0.11%        12,257
12/31/01        10.40%        24,497        10.69%       29,155       -0.06%        12,249
03/31/02        -0.21%        24,445         0.27%       29,235        0.23%        12,278
06/30/02        -8.71%        22,316       -13.40%       25,319        1.12%        12,415
09/30/02       -10.78%        19,910       -17.28%       20,944        0.50%        12,477
12/31/02         6.15%        21,135         8.44%       22,712        0.33%        12,518
03/31/03        -3.03%        20,494        -3.15%       21,996        0.99%        12,642
06/30/03        14.38%        23,442        15.39%       25,382        0.22%        12,670
09/30/03         3.35%        24,226         2.65%       26,054        0.60%        12,746

Past performance is not predictive of future performance.

----------------------------------------
|     FBP CONTRARIAN BALANCED FUND     |
|   AVERAGE ANNUAL TOTAL RETURNS (a)   |
|(FOR YEARS ENDED SEPTEMBER 30, 2003)  |
|                                      |
|    1 YEAR    5 YEARS    10 YEARS     |
|    21.68%     6.14%       9.25%      |
----------------------------------------

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  SHARES      COMMON STOCKS -- 99.2%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY --  11.3%
    15,000    Applebee's International, Inc. ..................    $    472,200
    23,000    Best Buy Company, Inc. (a) (b) ..................       1,092,960
    17,500    Dana Corporation ................................         270,025
    59,000    Dillard's, Inc. .................................         824,820
     4,300    Eastman Kodak Company ...........................          90,042
    36,500    May Department Stores Company ...................         898,995
     8,600    Sears, Roebuck & Company ........................         376,078
    10,500    Whirlpool Corporation (b) .......................         711,585
                                                                   ------------
                                                                      4,736,705
                                                                   ------------
              CONSUMER STAPLES -- 8.7%
    19,000    Altria Group, Inc. ..............................         832,200
    40,500    Archer-Daniels-Midland Company ..................         530,955
    15,000    CVS Corporation .................................         465,900
    30,000    Kroger Company (The) (a) ........................         536,100
    35,000    SUPERVALU, Inc. .................................         835,100
     8,500    Wal-Mart Stores, Inc. ...........................         474,725
                                                                   ------------
                                                                      3,674,980
                                                                   ------------
              ENERGY -- 4.3%
    15,000    Kerr-McGee Corporation ..........................         669,600
    32,000    Marathon Oil Corporation ........................         912,000
     5,000    Schlumberger Limited ............................         242,000
                                                                   ------------
                                                                      1,823,600
                                                                   ------------
              FINANCIALS -- 27.3%
    20,000    American Express Company ........................         901,200
    11,000    American International Group, Inc. ..............         634,700
    23,000    Bank of America Corporation .....................       1,794,920
    20,000    Bank One Corporation ............................         773,000
    31,500    Citigroup, Inc. .................................       1,433,565
    10,000    Freddie Mac .....................................         523,500
    10,000    Jefferson Pilot Corporation .....................         443,800
    37,000    J.P. Morgan Chase & Company .....................       1,270,210
    26,000    Saint Paul Companies, Inc. ......................         962,780
    51,500    Travelers Property Casualty Corporation - Class B         817,820
    30,000    Unumprovident Corporation .......................         443,100
    36,500    Wachovia Corporation ............................       1,503,435
                                                                   ------------
                                                                     11,502,030
                                                                   ------------
              HEALTH CARE -- 14.8%
    33,000    Bristol-Myers Squibb Company ....................         846,780
    13,000    Cardinal Health, Inc. ...........................         759,070
    12,000    Cigna Corporation ...............................         535,800
    31,300    HCA, Inc. .......................................       1,153,718
    15,000    Johnson & Johnson ...............................         742,800
    13,000    Merck & Company, Inc. ...........................         658,060
    27,000    Pfizer, Inc. ....................................         820,260
    17,000    Watson Pharmaceuticals, Inc. (a) ................         708,730
                                                                   ------------
                                                                      6,225,218
                                                                   ------------

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES      COMMON STOCKS -- 99.2% (Continued)                       VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS -- 13.5%
    86,000    Cendant Corporation (a) .........................    $  1,607,340
    10,700    FedEx Corporation (b) ...........................         689,401
    26,500    General Electric Company ........................         789,965
    30,000    Trinity Industries, Inc. ........................         775,500
    40,000    Tyco International Limited ......................         817,200
     9,000    Union Pacific Corporation .......................         523,530
    18,000    Waste Management, Inc. ..........................         471,060
                                                                   ------------
                                                                      5,673,996
                                                                   ------------
              INFORMATION TECHNOLOGY -- 11.6%
    26,000    Agilent Technologies, Inc. (a) (b) ..............         574,860
    19,300    Harris Corporation ..............................         690,747
    53,000    Hewlett-Packard Company .........................       1,026,080
    17,500    International Business Machines Corporation .....       1,545,775
    38,000    Microsoft Corporation ...........................       1,056,020
                                                                   ------------
                                                                      4,893,482
                                                                   ------------
              MATERIALS -- 4.9%
    40,000    Engelhard Corporation ...........................       1,106,800
    20,000    Great Lakes Chemical Corporation ................         402,200
    23,500    Monsanto Company ................................         562,590
                                                                   ------------
                                                                      2,071,590
                                                                   ------------
              TELECOMMUNICATION SERVICES -- 2.8%
    36,000    Verizon Communications, Inc. ....................       1,167,840
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $31,247,064) ..........    $ 41,769,441
                                                                   ------------

================================================================================
 PAR VALUE    SHORT-TERM CORPORATE NOTES-- 1.2%                        VALUE
--------------------------------------------------------------------------------
$  123,592    American Family Financial Services Demand Note ..    $    123,592
   237,882    U.S. Bank N.A. Demand Note ......................         237,882
   133,040    Wisconsin Corporate Central Credit Union
                Variable Demand Note ..........................         133,040
                                                                   ------------

              TOTAL SHORT-TERM CORPORATE NOTES (Cost $494,514)     $    494,514
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE-- 100.4%
                (Cost $31,741,578) ............................    $ 42,263,955

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.4)% ..        (150,821)
                                                                   ------------

              NET ASSETS-- 100.0% .............................    $ 42,113,134
                                                                   ============
(a) Non-income producing security.

(b) Security covers a call option.

See accompanying notes to financial statements.

FBP CONTRARIAN EQUITY FUND
SCHEDULE OF OPEN OPTION CONTRACTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  OPTION                                             VALUE OF        PREMIUMS
 CONTRACTS    COVERED CALL OPTIONS                   OPTIONS         RECEIVED
--------------------------------------------------------------------------------
              Agilent Technologies, Inc.,
        25      1/17/2004 at $25 .............    $      2,375     $      5,952
              Best Buy Company, Inc.,
        50      12/20/2003 at $40 ............          45,500           21,799
        50      1/17/2004 at $50 .............          14,250           20,889
              FedEx Corporation,
        10      1/17/2004 at $65 .............           3,300            5,372
              Whirlpool Corporation,
        25      3/20/2004 at $70 .............          11,750           11,900
                                                  -------------    ------------
                                                  $      77,175    $     65,912
                                                  =============    ============

See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  SHARES      COMMON STOCKS -- 72.3%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 7.9%
    13,500    Applebee's Inc. .................................    $    424,980
    20,000    Best Buy Company, Inc. (a) (b) ..................         950,400
    14,000    Dana Corporation ................................         216,020
    49,000    Dillard's, Inc. .................................         685,020
     8,000    Eastman Kodak Company ...........................         167,520
    25,000    May Department Stores Company ...................         615,750
     7,500    Sears, Roebuck & Company ........................         327,975
    10,000    Whirlpool Corporation (b) .......................         677,700
                                                                   ------------
                                                                      4,065,365
                                                                   ------------
              CONSUMER STAPLES -- 6.7%
    18,000    Altria Group, Inc. ..............................         788,400
    40,000    Archer-Daniels-Midland Company ..................         524,400
    13,500    CVS Corporation .................................         419,310
    20,000    Kroger Company (The) (a) ........................         357,400
    33,900    SUPERVALU, Inc. .................................         808,854
     9,500    Wal-Mart Stores, Inc. ...........................         530,575
                                                                   ------------
                                                                      3,428,939
                                                                   ------------
              ENERGY -- 3.3%
    14,000    Kerr-McGee Corporation ..........................         624,960
    33,000    Marathon Oil Corporation ........................         940,500
     2,200    Schlumberger Limited ............................         106,480
                                                                   ------------
                                                                      1,671,940
                                                                   ------------
              FINANCIALS -- 19.4%
    18,000    American Express Company ........................         811,080
     9,500    American International Group, Inc. ..............         548,150
    20,000    Bank of America Corporation .....................       1,560,800
    18,000    Bank One Corporation ............................         695,700
    30,000    Citigroup, Inc. .................................       1,365,300
     7,000    Freddie Mac .....................................         366,450
     8,500    Jefferson Pilot Corporation .....................         377,230
    34,000    J.P. Morgan Chase & Company .....................       1,167,220
    24,000    Saint Paul Companies, Inc. ......................         888,720
    42,000    Travelers Property Casualty Corporation - Class B         666,960
    21,500    Unumprovident Corporation .......................         317,555
    28,000    Wachovia Corporation ............................       1,153,320
                                                                   ------------
                                                                      9,918,485
                                                                   ------------
              HEALTHCARE -- 10.4%
    22,000    Bristol-Myers Squibb Company ....................         564,520
    11,000    Cardinal Health, Inc. ...........................         642,290
    10,000    Cigna Corporation ...............................         446,500
    27,500    HCA, Inc. .......................................       1,013,650
    15,000    Johnson & Johnson ...............................         742,800
    11,000    Merck & Company, Inc. ...........................         556,820
    22,000    Pfizer, Inc. ....................................         668,360
    17,000    Watson Pharmaceuticals, Inc. (a) ................         708,730
                                                                   ------------
                                                                      5,343,670
                                                                   ------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS -- 72.3% (Continued)                       VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS -- 10.8%
    75,000    Cendant Corporation (a) .........................    $  1,401,750
    12,000    FedEx Corporation (b) ...........................         773,160
    26,000    General Electric Company ........................         775,060
    25,000    Trinity Industries, Inc. ........................         646,250
    45,000    Tyco International Limited ......................         919,350
     8,000    Union Pacific Corporation .......................         465,360
    20,000    Waste Management, Inc. ..........................         523,400
                                                                   ------------
                                                                      5,504,330
                                                                   ------------
              INFORMATION TECHNOLOGY -- 8.1%
    23,000    Agilent Technologies, Inc. (a) (b) ..............         508,530
    16,000    Harris Corporation ..............................         572,640
    50,500    Hewlett-Packard Company .........................         977,680
    14,000    International Business Machines Corporation .....       1,236,620
    30,000    Microsoft Corporation ...........................         833,700
                                                                   ------------
                                                                      4,129,170
                                                                   ------------
              MATERIALS -- 3.7%
    39,000    Engelhard Company ...............................       1,079,130
    19,900    Great Lakes Chemical Corporation ................         400,189
    17,000    Monsanto Company ................................         406,980
                                                                   ------------
                                                                      1,886,299
                                                                   ------------
              TELECOMMUNICATION SERVICES -- 2.0%
    31,000    Verizon Communications, Inc. ....................       1,005,640
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $25,678,651) ..........    $ 36,953,838
                                                                   ------------

================================================================================
  SHARES      CLOSED-END FUNDS -- 0.6%                                 VALUE
--------------------------------------------------------------------------------
     6,000    iShares Russell 1000 Value Index Fund
                (Cost $336,300) ...............................    $    308,460
                                                                   ------------

================================================================================
 PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 4.8%           VALUE

              U.S. TREASURY BILLS -- 1.0%
$  500,000      discount, due 12/18/2003 ......................    $    499,048
                                                                   ------------

              U.S. TREASURY NOTES -- 1.0%
   500,000      3.00%, due 2/29/2004 ..........................         504,102
                                                                   ------------

              FEDERAL HOME LOAN BANK -- 1.8%
   425,000      1.65%, due 12/30/2005 .........................         423,892
   500,000      4.14%, due 8/27/2008 ..........................         511,654
                                                                   ------------
                                                                        935,546
                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 1.0%
   500,000      3.05%, due 12/12/2005 .........................         501,822
                                                                   ------------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $2,427,786)                                  $  2,440,518
                                                                   ------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    CORPORATE BONDS -- 16.3%                                 VALUE
--------------------------------------------------------------------------------
              FINANCE -- 8.1%
              Allstate Corporation,
$  500,000      7.875%, due 5/1/2005 ..........................    $    548,165
              Aon Corporation,
   500,000      6.90%, due 7/1/2004 ...........................         518,175
              Bankers Trust New York Corporation,
   750,000      7.375%, due 5/1/2008 ..........................         873,109
              CIT Group, Inc.,
   500,000      5.625%, due 5/17/2004 .........................         512,959
              Northern Trust Company,
 1,000,000      7.10%, due 8/1/2009 ...........................       1,179,096
              Sears, Roebuck Acceptance Corporation,
   500,000      3.04%, quarterly floating rate, due 3/9/2004 ..         502,843
                                                                   ------------
                                                                      4,134,347
                                                                   ------------
              INDUSTRIAL -- 5.2%
              Berkshire Hathaway, Inc.,
   500,000      9.75%, due 1/15/2018 ..........................         515,380
              Georgia Pacific Corporation,
   500,000      9.875%, due 11/1/2021 .........................         510,000
              Raychem Corporation,
 1,000,000      8.20%, due 10/15/2008 .........................       1,062,500
              Ryder System, Inc.,
   560,000      6.60%, due 11/15/2005 .........................         602,921
                                                                   ------------
                                                                      2,690,801
                                                                   ------------
              UTILITIES -- 3.0%
              El Paso Natural Gas Company,
   500,000      6.75%, due 11/15/2003 .........................         500,000
                  Ohio Power Company,
 1,000,000      6.75%, due 7/1/2004 ...........................       1,038,982
                                                                   ------------
                                                                      1,538,982
                                                                   ------------

              TOTAL CORPORATE BONDS (Cost $7,823,404) .........    $  8,364,130
                                                                   ------------

================================================================================
 PAR VALUE    SHORT-TERM CORPORATE NOTES -- 5.8%                       VALUE
--------------------------------------------------------------------------------
$1,531,763    American Family Financial Services Demand Note ..    $  1,531,763
 1,253,924    U.S. Bank N.A. Demand Note ......................       1,253,924
   173,527    Wisconsin Corporate Central Credit Union
                Variable Demand Note ..........................         173,527
                                                                   ------------

              TOTAL SHORT-TERM CORPORATE NOTES (Cost $2,959,214)   $  2,959,214
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE -- 99.8%
                (Cost $39,225,355) ............................    $ 51,026,160


              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ...          93,439
                                                                   ------------

              NET ASSETS -- 100.0% ............................    $ 51,119,599
                                                                   ============
(a) Non-income producing security.

(b) Security covers a call option.

See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  OPTION                                             VALUE OF        PREMIUMS
 CONTRACTS    COVERED CALL OPTIONS                   OPTIONS         RECEIVED
--------------------------------------------------------------------------------
              Agilent Technologies, Inc.,
        25      1/17/2004 at $25 .............    $      2,375     $      5,952
              Best Buy Company, Inc.,
        50      12/20/2003 at $40 ............          45,500           21,799
        50      1/17/2004 at $50 .............          14,250           20,889
              FedEx Corporation,
        25      1/17/2004 at $65 .............           8,250           13,449
              Whirlpool Corporation,
        25      3/20/2004 at $70 .............          11,750           11,900
                                                  ------------     ------------
                                                  $     82,125     $     73,989
                                                  ============     ============

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)
============================================================================================
                                                                   FBP              FBP
                                                                CONTRARIAN       CONTRARIAN
                                                                  EQUITY          BALANCED
                                                                   FUND             FUND
--------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
      At acquisition cost .................................    $ 31,741,578     $ 39,225,355
                                                               ============     ============
      At value (Note 1) ...................................    $ 42,263,955     $ 51,026,160
   Dividends and interest receivable ......................          62,657          252,241
   Receivable for capital shares sold .....................           4,069              630
   Other assets ...........................................           8,455            6,215
                                                               ------------     ------------
      TOTAL ASSETS ........................................      42,339,136       51,285,246
                                                               ------------     ------------

LIABILITIES
   Dividends payable ......................................           2,926           22,215
   Payable for capital shares redeemed ....................          96,969           13,922
   Accrued investment advisory fees (Note 3) ..............          24,752           29,797
   Accrued administration fees (Note 3) ...................           4,900            5,800
   Other accrued expenses and liabilities .................          19,280           11,788
   Covered call options, at value (Notes 1 and 4)
      (premiums received $65,912 and $73,989, respectively)          77,175           82,125
                                                               ------------     ------------
      TOTAL LIABILITIES ...................................         226,002          165,647
                                                               ------------     ------------

NET ASSETS ................................................    $ 42,113,134     $ 51,119,599
                                                               ============     ============

Net assets consist of:
   Paid-in capital ........................................    $ 35,510,156     $ 38,991,409
   Undistributed (overdistributed) net investment income ..           6,489          (22,717)
   Accumulated net realized gains (losses) from
      security transactions ...............................      (3,914,625)         358,238
   Net unrealized appreciation on investments .............      10,511,114       11,792,669
                                                               ------------     ------------
Net assets ................................................    $ 42,113,134     $ 51,119,599
                                                               ============     ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) ..       1,972,178        3,018,885
                                                               ============     ============

Net asset value, offering price and redemption
   price per share (Note 1) ...............................    $      21.35     $      16.93
                                                               ============     ============

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
========================================================================================
                                                               FBP              FBP
                                                            CONTRARIAN       CONTRARIAN
                                                              EQUITY          BALANCED
                                                               FUND             FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ...........................................    $      5,524     $    342,956
   Dividends ..........................................         413,298          350,323
                                                           ------------     ------------
      TOTAL INVESTMENT INCOME .........................         418,822          693,279
                                                           ------------     ------------

EXPENSES
   Investment advisory fees (Note 3) ..................         152,815          174,612
   Administration fees (Note 3) .......................          30,709           33,932
   Professional fees ..................................           7,180            7,326
   Postage and supplies ...............................           7,103            5,103
   Trustees' fees and expenses ........................           5,898            5,898
   Custodian fees .....................................           6,326            3,801
   Registration fees ..................................           5,593            3,519
   Printing of shareholder reports ....................           3,142            1,956
   Insurance expense ..................................           2,198            2,050
   Other expenses .....................................          15,136           12,667
                                                           ------------     ------------
      TOTAL EXPENSES ..................................         236,100          250,864
                                                           ------------     ------------

NET INVESTMENT INCOME .................................         182,722          442,415
                                                           ------------     ------------

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
   Net realized gains (losses) on security transactions      (1,316,337)         986,326
   Net realized gains on option contracts written .....          19,545           13,899
   Net change in unrealized appreciation/
      depreciation on investments .....................      11,334,447        6,611,674
                                                           ------------     ------------

NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS .....................................      10,037,655        7,611,899
                                                           ------------     ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ....................................    $ 10,220,377     $  8,054,314
                                                           ============     ============

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================
                                                           FBP CONTRARIAN                   FBP CONTRARIAN
                                                             EQUITY FUND                     BALANCED FUND
                                                    ---------------------------------------------------------------
                                                     SIX MONTHS                       SIX MONTHS
                                                       ENDED             YEAR           ENDED              YEAR
                                                      SEPT. 30,         ENDED          SEPT. 30,          ENDED
                                                        2003           MARCH 31,         2003            MARCH 31,
                                                     (UNAUDITED)         2003         (UNAUDITED)          2003
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .......................    $    182,722     $    580,344     $    442,415     $  1,089,506
   Net realized gains (losses) on:
      Security transactions ....................      (1,316,337)      (2,365,361)         986,326         (710,015)
      Option contracts written .................          19,545          100,944           13,899           70,053
   Net change in unrealized appreciation/
      depreciation on investments ..............      11,334,447      (15,708,256)       6,611,674       (9,024,208)
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
   from operations .............................      10,220,377      (17,392,329)       8,054,314       (8,574,664)
                                                    ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ..................        (181,484)        (580,586)        (485,539)      (1,128,186)
                                                    ------------     ------------     ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...................       2,493,587       19,331,027          959,390        3,084,060
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ..........................         175,236          447,881          435,343        1,037,813
   Payments for shares redeemed ................     (19,146,711)     (15,910,461)      (2,177,201)      (2,894,644)
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
   from capital share transactions .............     (16,477,888)       3,868,447         (782,468)       1,227,229
                                                    ------------     ------------     ------------     ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS ...............................      (6,438,995)     (14,104,468)       6,786,307       (8,475,621)

NET ASSETS
   Beginning of period .........................      48,552,129       62,656,597       44,333,292       52,808,913
                                                    ------------     ------------     ------------     ------------
   End of period ...............................    $ 42,113,134     $ 48,552,129     $ 51,119,599     $ 44,333,292
                                                    ============     ============     ============     ============

UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME .......................    $      6,489     $      5,251     $    (22,717)    $     20,407
                                                    ============     ============     ============     ============

CAPITAL SHARE ACTIVITY
   Sold ........................................         124,531        1,001,736           58,332          199,584
   Reinvested ..................................           8,390           24,745           26,140           69,712
   Redeemed ....................................        (996,574)        (846,273)        (132,170)        (189,091)
                                                    ------------     ------------     ------------     ------------
   Net increase (decrease) in shares outstanding        (863,653)         180,208          (47,698)          80,205
   Shares outstanding at beginning of period ...       2,835,831        2,655,623        3,066,583        2,986,378
                                                    ------------     ------------     ------------     ------------
   Shares outstanding at end of period .........       1,972,178        2,835,831        3,018,885        3,066,583
                                                    ============     ============     ============     ============

See accompanying notes to financial statements.

FBP CONTRARIAN EQUITY FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                          YEARS ENDED MARCH 31,
                                                    2003       ------------------------------------------------------------------
                                                 (UNAUDITED)      2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......    $    17.12    $    23.59    $    21.78    $    20.82    $    22.57    $    21.45
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income ....................          0.09          0.20          0.18          0.25          0.18          0.13
   Net realized and unrealized gains (losses)
      on investments ........................          4.23         (6.47)         1.81          1.22         (1.38)         1.50
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ............          4.32         (6.27)         1.99          1.47         (1.20)         1.63
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
   Dividends from net investment income .....          (.09)        (0.20)        (0.18)        (0.25)        (0.18)        (0.13)
   Distributions from net realized gains ....          --            --            --           (0.26)        (0.37)        (0.38)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total distributions .........................          (.09)        (0.20)        (0.18)        (0.51)        (0.55)        (0.51)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............    $    21.35    $    17.12    $    23.59    $    21.78    $    20.82    $    22.57
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total return ................................        25.26%(a)    (26.61%)        9.19%         7.17%        (5.40%)        7.74%
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .........    $   42,113    $   48,552    $   62,657    $   54,950    $   55,791    $   44,978
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Ratio of expenses to average net assets .....         1.08%(b)      1.00%         0.97%         0.98%         1.04%         1.08%

Ratio of net investment income to
   average net assets .......................         0.84%(b)      1.06%         0.80%         1.18%         0.83%         0.63%

Portfolio turnover rate .....................           17%(b)        12%           15%           26%           20%           18%

(a)  Not annualized.

(b)  Annualized.

See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  SEPT. 30,                          YEARS ENDED MARCH 31,
                                                    2003       ------------------------------------------------------------------
                                                 (UNAUDITED)      2003         2002(a)        2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......    $    14.46    $    17.68    $    17.26    $    17.70    $    19.36    $    19.08
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income ....................          0.15          0.36          0.39          0.44          0.40          0.39
   Net realized and unrealized gains (losses)
      on investments ........................          2.48         (3.21)         0.92          0.81         (0.74)         1.21
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ............          2.63         (2.85)         1.31          1.25         (0.34)         1.60
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
   Dividends from net investment income .....         (0.16)        (0.37)        (0.39)        (0.44)        (0.40)        (0.39)
   Distributions from net realized gains ....          --            --           (0.50)        (1.25)        (0.92)        (0.93)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total distributions .........................         (0.16)        (0.37)        (0.89)        (1.69)        (1.32)        (1.32)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............    $    16.93    $    14.46    $    17.68    $    17.26    $    17.70    $    19.36
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total return ................................        18.21%(b)    (16.16%)        7.73%         7.34%        (1.87%)        8.74%
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .........    $   51,120    $   44,333    $   52,809    $   50,096    $   59,673    $   64,963
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Ratio of expenses to average net assets .....         1.00%(c)      1.00%         0.98%         0.99%         1.02%         1.04%

Ratio of net investment income to
   average net assets .......................         1.77%(c)      2.31%         2.20%(a)      2.43%         2.11%         2.05%

Portfolio turnover rate .....................           15%(c)        21%           20%           13%           31%           25%

(a) As required, effective April 1, 2001, the Fund has adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities as adjustments to interest income. Had the Fund not adopted these new provisions, the ratio of net investment income to average net assets would have been 2.17% at March 31, 2002. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund (the Funds) are no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The FBP Contrarian Equity Fund seeks long term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The FBP Contrarian Balanced Fund seeks long term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Repurchase agreements -- The Funds may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized using the interest method.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. There were no differences between the book basis and the tax basis of distributions for the periods ended September 30, 2003 and March 31, 2003.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Options transactions -- The Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2003:

--------------------------------------------------------------------------------
                                              FBP CONTRARIAN      FBP CONTRARIAN
                                               EQUITY FUND        BALANCED FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ..........       $ 31,675,666        $ 39,160,696
                                               ============        ============
Gross unrealized appreciation ..........       $ 12,234,227        $ 13,789,210
Gross unrealized depreciation ..........         (1,723,113)         (2,005,871)
                                               ------------        ------------
Net unrealized appreciation ............       $ 10,511,114        $ 11,783,339
Undistributed ordinary income ..........              6,489                  32
Capital loss carryforwards .............         (1,746,285)           (356,837)
Other gains (losses) ...................         (2,168,340)            701,656
                                               ------------        ------------
Total distributable earnings ...........       $  6,602,978        $ 12,128,190
                                               ============        ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the FBP Contrarian Balanced Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of March 31, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                            EXPIRES
                                           AMOUNT           MARCH 31,
--------------------------------------------------------------------------------
FBP Contrarian Equity Fund              $   353,416           2010
                                          1,392,869           2011
                                        -----------
                                        $ 1,746,285
                                        ===========
--------------------------------------------------------------------------------
FBP Contrarian Balanced Fund            $   356,837           2011
                                        ===========
--------------------------------------------------------------------------------

In addition, the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund had net realized capital losses of $871,548 and $289,098, respectively during the period November 1, 2002 through March 31, 2003, which are treated for federal income tax purposes as arising during the Funds' tax year ending March 31, 2004. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $3,634,932 and $19,896,752, respectively, for the FBP Contrarian Equity Fund and $2,945,993 and $4,483,795, respectively, for the FBP Contrarian Balanced Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by Flippin, Bruce & Porter, Inc. (the Advisor) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of .70% on its average daily net assets up to $250 million; .65% on the next $250 million of such net assets; and .50% on such net assets in excess of $500 million. Certain Trustees and officers of the Trust are also officers of the Advisor.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Ultimus Fund Solutions, LLC (Ultimus), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of .15% on its average daily net assets up to $25 million; .125% on the next $25 million of such net assets; and .10% on such net assets in excess of $50 million. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of each Fund's shares.

4.   COVERED CALL OPTIONS

A summary of covered call option contracts during the six months ended September 30, 2003 is as follows:

---------------------------------------------------------------------------------------------
                                                FBP CONTRARIAN            FBP CONTRARIAN
                                                  EQUITY FUND              BALANCED FUND
                                             ------------------------------------------------
                                              OPTION        OPTION      OPTION        OPTION
                                             CONTRACTS     PREMIUMS    CONTRACTS     PREMIUMS
---------------------------------------------------------------------------------------------
Options outstanding at beginning of period         100     $ 25,498           80     $ 19,851
Options written ..........................         135       59,960          150       68,037
Options expired ..........................         (75)     (19,546)         (55)     (13,899)
                                              --------     --------     --------     --------
Options outstanding at end of period .....         160     $ 65,912          175     $ 73,989
                                              ========     ========     ========     ========
---------------------------------------------------------------------------------------------

================================================================================
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                      THE

                            FLIPPIN, BRUCE & PORTER

                                     FUNDS

                          ============================

INVESTMENT ADVISOR                           LEGAL COUNSEL
Flippin, Bruce & Porter, Inc.                Sullivan & Worcester LLP
800 Main Street, Second Floor                One Post Office Square
P.O. Box 6138                                Boston, Massachusetts 02109
Lynchburg, Virginia 24505
Toll-Free 1-800-327-9375                     OFFICERS
www.fbpinc.com                               John T. Bruce, President
                                                and Portfolio Manager
ADMINISTRATOR                                John M. Flippin, Vice President
Ultimus Fund Solutions, LLC                  R. Gregory Porter, III,
P.O. Box 46707                                  Vice President
Cincinnati, Ohio 45246-0707
Toll-Free 1-866-738-1127                     TRUSTEES
                                             Austin Brockenbrough, III
CUSTODIAN                                    John T. Bruce
U.S. Bank                                    Charles M. Caravati, Jr.
425 Walnut Street                            J. Finley Lee, Jr.
Cincinnati, Ohio  45202                      Richard Mitchell
                                             Richard L. Morrill
INDEPENDENT AUDITORS                         Harris V. Morrissette
Tait, Weller & Baker                         Erwin H. Will, Jr.
1818 Market Street, Suite 2400               Samuel B. Witt, III
Philadelphia, PA 19103


A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-327-9375, or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
================================================================================

               ==================================================
               |                                                |
               |                      THE                       |
               |               GOVERNMENT STREET                |
               |                     FUNDS                      |
               |                                                |
               |                                                |
               |              No-Load Mutual Funds              |
               |                                                |
               |                                                |
               |               Semi-Annual Report               |
               |               September 30, 2003               |
               |                  (Unaudited)                   |
               |                                                |
               ==================================================

                         T. Leavell & Associates, Inc.
                       ----------------------------------
                       I N V E S T M E N T  A D V I S E R
                       ----------------------------------
                                  Founded 1979

               ==================================================
               |                                                |
               |       The Government Street Equity Fund        |
               |        The Government Street Bond Fund         |
               |         The Alabama Tax Free Bond Fund         |
               |                                                |
               ==================================================

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)
===================================================================================================
                                                 GOVERNMENT         GOVERNMENT          ALABAMA
                                                   STREET             STREET            TAX FREE
                                                   EQUITY              BOND               BOND
                                                    FUND               FUND               FUND
---------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ....................    $   90,013,906     $   58,363,765     $   33,331,969
                                               ==============     ==============     ==============
   At value (Note 1) ......................    $  111,650,123     $   60,934,843     $   35,491,283
Dividends and interest receivable .........           123,669            636,989            403,337
Receivable for capital shares sold ........           380,910            150,180            250,000
Other assets ..............................            10,903              9,463              7,230
                                               --------------     --------------     --------------
   TOTAL ASSETS ...........................       112,165,605         61,731,475         36,151,850
                                               --------------     --------------     --------------

LIABILITIES
Dividends payable .........................             4,245             12,987             23,865
Payable for investment securities purchased           951,397            128,954                 --
Payable for capital shares redeemed .......            18,671             54,343              7,868
Accrued investment advisory fees (Note 3) .            55,617             24,954              8,100
Accrued administration fees (Note 3) ......            10,800              3,700              4,100
Other accrued expenses ....................            10,233              5,879              4,875
                                               --------------     --------------     --------------
   TOTAL LIABILITIES ......................         1,050,963            230,817             48,808
                                               --------------     --------------     --------------

NET ASSETS ................................    $  111,114,642     $   61,500,658     $   36,103,042
                                               ==============     ==============     ==============

Net assets consist of:
Paid-in capital ...........................    $   91,760,753     $   60,474,443     $   34,131,176
Undistributed (overdistributed) net
   investment income ......................            11,585           (989,031)            36,113
Accumulated net realized losses
   from security transactions .............        (2,293,913)          (555,832)          (223,561)
Net unrealized appreciation
   on investments .........................        21,636,217          2,571,078          2,159,314
                                               --------------     --------------     --------------

Net assets ................................    $  111,114,642     $   61,500,658     $   36,103,042
                                               ==============     ==============     ==============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) ..........................         2,759,348          2,876,391          3,300,652
                                               ==============     ==============     ==============

Net asset value, offering price and
   redemption price per share (Note 1) ....    $        40.27     $        21.38     $        10.94
                                               ==============     ==============     ==============

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
==========================================================================================
                                              GOVERNMENT      GOVERNMENT        ALABAMA
                                                STREET          STREET          TAX FREE
                                                EQUITY           BOND             BOND
                                                 FUND            FUND             FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................    $     18,047    $  1,343,324     $    706,673
   Dividends ............................         831,330              --            2,541
                                             ------------    ------------     ------------
      TOTAL INVESTMENT INCOME ...........         849,377       1,343,324          709,214
                                             ------------    ------------     ------------

EXPENSES
   Investment advisory fees (Note 3) ....         313,632         151,143           62,234
   Administration fees (Note 3) .........          61,845          22,674           25,312
   Professional fees ....................           7,030           7,030            5,980
   Trustees' fees and expenses ..........           5,898           5,898            5,898
   Custodian fees .......................           8,701           5,804            2,856
   Pricing costs ........................           2,048           5,311            6,874
   Postage and supplies .................           3,923           3,066            2,797
   Insurance expense ....................           3,689           2,618            1,729
   Printing of shareholder reports ......           3,147           1,493            1,321
   Registration fees ....................           2,646           1,582            1,339
   Other expenses .......................           8,664           5,659            1,966
                                             ------------    ------------     ------------
      TOTAL EXPENSES ....................         421,223         212,278          118,306
   Fees waived by the Adviser (Note 3) ..              --              --           (2,727)
                                             ------------    ------------     ------------
      NET EXPENSES ......................         421,223         212,278          115,579
                                             ------------    ------------     ------------

NET INVESTMENT INCOME ...................         428,154       1,131,046          593,635
                                             ------------    ------------     ------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
   Net realized gains from
      security transactions .............         671,109         244,492           22,377
   Net change in unrealized appreciation/
      depreciation on investments .......      15,380,760        (436,052)         106,186
                                             ------------    ------------     ------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS ..............      16,051,869        (191,560)         128,563
                                             ------------    ------------     ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ......................    $ 16,480,023    $    939,486     $    722,198
                                             ============    ============     ============

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================
                                                     GOVERNMENT STREET                  GOVERNMENT STREET
                                                        EQUITY FUND                         BOND FUND
                                              ---------------------------------------------------------------------
                                                SIX MONTHS                          SIX MONTHS
                                                  ENDED              YEAR             ENDED             YEAR
                                                 SEPT. 30,          ENDED            SEPT. 30,         ENDED
                                                   2003            MARCH 31,           2003           MARCH 31,
                                                (UNAUDITED)          2003           (UNAUDITED)         2003
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................    $      428,154    $      700,239    $    1,131,046    $    2,630,557
   Net realized gains (losses) from
      security transactions ..............           671,109        (2,223,200)          244,492           121,101
   Net change in unrealized appreciation/
      depreciation on investments ........        15,380,760       (25,347,255)         (436,052)        2,318,872
                                              --------------    --------------    --------------    --------------
Net increase (decrease)
   in net assets from operations .........        16,480,023       (26,870,216)          939,486         5,070,530
                                              --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
         From net investment income ......          (420,267)         (706,615)       (1,447,376)       (2,956,335)
                                              --------------    --------------    --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............         9,550,413        17,382,051         5,443,830         6,717,233
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................           411,640           690,021         1,364,314         2,799,416
   Payments for shares redeemed ..........        (2,744,346)       (8,358,649)       (3,464,169)       (6,654,729)
                                              --------------    --------------    --------------    --------------
Net increase in net assets from
   capital share transactions ............         7,217,707         9,713,423         3,343,975         2,861,920
                                              --------------    --------------    --------------    --------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS .........................        23,277,463       (17,863,408)        2,836,085         4,976,115

NET ASSETS
   Beginning of period ...................        87,837,179       105,700,587        58,664,573        53,688,458
                                              --------------    --------------    --------------    --------------
   End of period .........................    $  111,114,642    $   87,837,179    $   61,500,658    $   58,664,573
                                              ==============    ==============    ==============    ==============

UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME .................    $       11,585    $        3,698    $     (989,031)   $     (672,701)
                                              ==============    ==============    ==============    ==============

CAPITAL SHARE ACTIVITY
   Sold ..................................           245,155           463,686           253,142           314,578
   Reinvested ............................            10,373            19,604            63,695           130,931
   Redeemed ..............................           (69,565)         (230,214)         (162,237)         (310,972)
                                              --------------    --------------    --------------    --------------
   Net increase in shares outstanding ....           185,963           253,076           154,600           134,537
   Shares outstanding, beginning of period         2,573,385         2,320,309         2,721,791         2,587,254
                                              --------------    --------------    --------------    --------------
   Shares outstanding, end of period .....         2,759,348         2,573,385         2,876,391         2,721,791
                                              ==============    ==============    ==============    ==============

================================================================================
                                                      ALABAMA TAX FREE
                                                         BOND FUND
                                              ----------------------------------
                                                SIX MONTHS
                                                  ENDED              YEAR
                                                SEPT. 30,           ENDED
                                                   2003            MARCH 31,
                                               (UNAUDITED)           2003
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................    $      593,635    $    1,253,434
   Net realized gains (losses) from
      security transactions ..............            22,377               603
   Net change in unrealized appreciation/
      depreciation on investments ........           106,186         1,523,364
                                              --------------    --------------
Net increase (decrease)
   in net assets from operations .........           722,198         2,777,401
                                              --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............          (591,298)       (1,246,713)
                                              --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............         2,425,645         3,565,649
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................           435,212           880,193
   Payments for shares redeemed ..........        (1,617,267)       (2,851,419)
                                              --------------    --------------
Net increase in net assets from
   capital share transactions ............         1,243,590         1,594,423
                                              --------------    --------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS .........................         1,374,490         3,125,111

NET ASSETS
   Beginning of period ...................        34,728,552        31,603,441
                                              --------------    --------------
   End of period .........................    $   36,103,042    $   34,728,552
                                              ==============    ==============

UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME .................    $       36,113    $       33,776
                                              ==============    ==============

CAPITAL SHARE ACTIVITY
   Sold ..................................           222,158           332,470
   Reinvested ............................            39,963            81,647
   Redeemed ..............................          (149,114)         (265,360)
                                              --------------    --------------
   Net increase in shares outstanding ....           113,007           148,757
   Shares outstanding, beginning of period         3,187,645         3,038,888
                                              --------------    --------------
   Shares outstanding, end of period .....         3,300,652         3,187,645
                                              ==============    ==============

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              SEPT. 30,                           YEARS ENDED MARCH 31,
                                                2003       ------------------------------------------------------------------
                                             (UNAUDITED)      2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    34.13    $    45.55    $    45.14    $    57.07    $    48.10    $    43.79
                                             ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income ................          0.16          0.28          0.21          0.19          0.18          0.27
   Net realized and unrealized
      gains (losses) on investments .....          6.14        (11.42)         0.41        (11.93)         9.39          6.01
                                             ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ........          6.30        (11.14)         0.62        (11.74)         9.57          6.28
                                             ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net
      investment income .................         (0.16)        (0.28)        (0.21)        (0.19)        (0.18)        (0.27)
   Distributions from net realized gains             --            --            --            --         (0.42)        (1.70)
                                             ----------    ----------    ----------    ----------    ----------    ----------
Total distributions .....................         (0.16)        (0.28)        (0.21)        (0.19)        (0.60)        (1.97)
                                             ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ........    $    40.27    $    34.13    $    45.55    $    45.14    $    57.07    $    48.10
                                             ==========    ==========    ==========    ==========    ==========    ==========

Total return ............................        18.45%(a)    -24.47%         1.38%       -20.61%        19.93%        14.81%
                                             ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .....    $  111,115    $   87,837    $  105,701    $   95,511    $  116,447    $   90,707
                                             ==========    ==========    ==========    ==========    ==========    ==========

Ratio of expenses to average net assets .         0.80%(b)      0.81%         0.80%         0.80%         0.83%         0.85%

Ratio of net investment income
   to average net assets ................         0.82%(b)      0.76%         0.47%         0.36%         0.35%         0.61%

Portfolio turnover rate .................           17%(b)        12%           17%           11%           17%           22%

(a)  Not annualized.

(b)  Annualized.

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                              SEPT. 30,                          YEARS ENDED MARCH 31,
                                                2003       ------------------------------------------------------------------
                                             (UNAUDITED)      2003         2002(a)        2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    21.55    $    20.75    $    20.90    $    19.79    $    20.90    $    21.06
                                             ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income ................          0.42          0.99          1.07          1.23          1.23          1.27
   Net realized and unrealized
      gains (losses) on investments .....         (0.07)         0.92         (0.06)         1.11         (1.11)        (0.16)
                                             ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ........          0.35          1.91          1.01          2.34          0.12          1.11
                                             ----------    ----------    ----------    ----------    ----------    ----------

Dividends from net investment income ....         (0.52)        (1.11)        (1.16)        (1.23)        (1.23)        (1.27)
                                             ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ........    $    21.38    $    21.55    $    20.75    $    20.90    $    19.79    $    20.90
                                             ==========    ==========    ==========    ==========    ==========    ==========

Total return ............................         1.62%(b)      9.36%         4.88%        12.25%         0.67%         5.38%
                                             ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .....    $   61,501    $   58,665    $   53,688    $   49,180    $   45,156    $   43,041
                                             ==========    ==========    ==========    ==========    ==========    ==========

Ratio of expenses to average net assets .         0.70%(c)      0.71%         0.70%         0.69%         0.70%         0.73%

Ratio of net investment income
   to average net assets ................         3.74%(c)      4.62%         5.06%         6.12%         6.12%         6.01%

Portfolio turnover rate .................           39%(c)        39%           18%            9%           20%           17%

(a) As required, effective April 1, 2001, the Fund adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not adopted these new provisions, the net investment income per share would have been $1.16 and the ratio of net investment income to average net assets would have been 5.50%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             SEPT. 30,                            YEARS ENDED MARCH 31,
                                               2003        ------------------------------------------------------------------
                                            (UNAUDITED)       2003         2002(a)        2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    10.89    $    10.40    $    10.55    $    10.13    $    10.54    $    10.49
                                             ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income                           0.18          0.40          0.42          0.44          0.44          0.44
   Net realized and unrealized
      gains (losses) on investments                0.05          0.49         (0.15)         0.42         (0.41)         0.05
                                             ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                   0.23          0.89          0.27          0.86          0.03          0.49
                                             ----------    ----------    ----------    ----------    ----------    ----------

Dividends from net investment income              (0.18)        (0.40)        (0.42)        (0.44)        (0.44)        (0.44)
                                             ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period             $    10.94    $    10.89    $    10.40    $    10.55    $    10.13    $    10.54
                                             ==========    ==========    ==========    ==========    ==========    ==========

Total return                                      2.15%(c)      8.67%         2.61%         8.71%         0.34%         4.73%
                                             ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's)          $   36,103    $   34,729    $   31,603    $   28,091    $   23,048    $   21,560
                                             ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to
   average net assets(b)                          0.65%(d)      0.65%         0.65%         0.65%         0.65%         0.65%

Ratio of net investment income
   to average net assets                          3.34%(d)      3.74%         4.02%         4.29%         4.32%         4.16%

Portfolio turnover rate                             14%(d)         9%           10%            6%           19%            7%

(a) As required, effective April 1, 2001, the Fund adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Had the Fund not adopted this new provision, the ratio of net investment income to average net assets would have been 4.00%. Per share data and ratios prior to April 1, 2001 have not been restated to reflect this change in presentation.

(b) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 0.67%(d), 0.69%, 0.71%, 0.71%, 0.72%, and 0.76% for the periods ended September 30, 2003, March 31, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3).

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
    SHARES       COMMON STOCKS -- 95.6%                                VALUE
--------------------------------------------------------------------------------
                 CONSUMER DISCRETIONARY -- 11.7%
       7,000     Abercrombie & Fitch Company - Class A (a) ...     $    193,970
      23,000     Applebee's International, Inc. ..............          724,040
      21,000     Circuit City Stores - Circuit City Group ....          200,130
      19,000     Comcast Corporation - Class A (a) ...........          586,720
      10,000     Cooper Tire & Rubber Company ................          158,700
      15,000     Harrah's Entertainment, Inc. (a) ............          631,650
      30,000     Hasbro, Inc. ................................          560,400
      49,500     Home Depot, Inc. ............................        1,576,575
      16,000     Johnson Controls, Inc. ......................        1,513,600
      12,000     Legget & Platt, Inc. ........................          259,560
       3,500     Maytag Corporation ..........................           87,395
       5,500     NIKE, Inc. - Class B ........................          334,510
       5,500     Omnicom Group, Inc. .........................          395,175
       7,000     Pulte Corporation ...........................          476,070
      20,000     RadioShack Corporation ......................          568,200
       8,000     Russell Corporation .........................          130,400
      28,000     Sears, Roebuck & Company ....................        1,224,440
      20,000     Target Corporation ..........................          752,600
      12,000     Tribune Company .............................          550,800
      27,000     Viacom, Inc. - Class A ......................        1,036,800
      35,000     Walt Disney Company (The) ...................          705,950
      12,000     Williams-Sonoma, Inc. (a) ...................          323,760
                                                                   ------------
                                                                     12,991,445
                                                                   ------------
                 CONSUMER STAPLES -- 11.4%
      33,000     Altria Group, Inc. ..........................        1,445,400
      20,000     Anheuser-Busch Companies, Inc. ..............          986,800
      20,000     Avon Products, Inc. .........................        1,291,200
      12,000     Clorox Company (The) ........................          550,440
      42,000     Coca-Cola Enterprises, Inc. .................          800,520
      30,000     ConAgra Foods, Inc. .........................          637,200
       1,260     J.M. Smucker Company (The) ..................           53,122
      17,000     PepsiCo, Inc. ...............................          779,110
      19,000     Procter & Gamble Company ....................        1,763,580
      24,500     SYSCO Corporation ...........................          801,395
      16,000     Unilever N.V. - ADR .........................          946,880
      25,000     Walgreen Company ............................          766,000
      34,000     Wal-Mart Stores, Inc. .......................        1,898,900
                                                                   ------------
                                                                     12,720,547
                                                                   ------------
                 ENERGY -- 5.0%
      10,657     Apache Corporation ..........................          738,956
      33,082     BP PLC - ADR ................................        1,392,752
      13,000     ChevronTexaco Corporation ...................          928,850
       8,000     ConocoPhillips ..............................          438,000
      31,300     Exxon Mobil Corporation .....................        1,145,580
      24,000     Nabors Industries, Inc. (a) .................          894,240
                                                                   ------------
                                                                      5,538,378
                                                                   ------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES       COMMON STOCKS -- 95.6% (Continued)                   VALUE
--------------------------------------------------------------------------------
                 FINANCIALS -- 17.2%
      35,080     Aegon N.V. - ADR ............................     $    410,436
      45,000     AFLAC, Inc. .................................        1,453,500
      30,000     American Express Company ....................        1,351,800
      26,500     American International Group, Inc. ..........        1,529,050
      10,000     Bank of America Corporation .................          780,400
      35,000     BB&T Corporation ............................        1,256,850
      34,000     Charles Schwab Corporation ..................          404,940
      11,000     Cincinnati Financial Corporation ............          439,560
      40,833     Citigroup, Inc. .............................        1,858,310
      24,000     Fifth Third Bancorp .........................        1,326,480
      35,000     FleetBoston Financial Corporation ...........        1,055,250
      24,000     Marsh & McLennan Companies, Inc. ............        1,142,640
      35,000     MBNA Corporation ............................          798,000
      10,000     Progressive Corporation .....................          691,100
      30,000     SLM Corporation .............................        1,168,800
      50,000     Synovus Financial Corporation ...............        1,249,500
      75,000     U.S. Bancorp ................................        1,799,250
       9,000     Washington Mutual, Inc. .....................          354,330
                                                                   ------------
                                                                     19,070,196
                                                                   ------------
                 HEALTHCARE -- 13.9%
      14,000     Amgen, Inc. (a) .............................          903,980
      34,000     Becton, Dickinson & Company .................        1,228,080
      31,750     Biomet, Inc. ................................        1,067,118
      41,000     Cardinal Health, Inc. .......................        2,393,990
      44,000     Elan Corporation (a) ........................          232,760
      17,000     Eli Lilly & Company .........................        1,009,800
      21,000     Forest Lab, Inc. (a) ........................        1,080,450
      11,000     Henry Schein, Inc. (a) ......................          623,700
      20,000     Johnson & Johnson ...........................          990,400
       3,002     Medco Health Solutions, Inc. (a) ............           77,842
      20,000     Medtronic, Inc. .............................          938,400
      24,900     Merck & Company .............................        1,260,438
      45,500     Pfizer, Inc. ................................        1,382,290
      28,000     Tenet Healthcare Corporation ................          405,440
      37,000     UnitedHealth Group, Inc. ....................        1,861,840
                                                                   ------------
                                                                     15,456,528
                                                                   ------------
                 INDUSTRIALS -- 10.6%
      24,200     Automatic Data Processing, Inc. .............          867,570
      13,000     Caterpillar, Inc. ...........................          894,920
      12,500     Emerson Electric Company ....................          658,125
      12,000     Fedex Corporation ...........................          773,160
      10,000     First Data Corporation ......................          399,600
      13,000     General Dynamics Corporation ................        1,014,780
      72,000     General Electric Company ....................        2,146,320
       8,000     Ingersoll-Rand Company - Class A ............          427,520
       6,000     Jacobs Engineering Group, Inc. (a) ..........          270,600
       8,000     Mueller Industries, Inc. (a) ................          203,600
      20,000     Pall Corporation ............................          448,800
      20,000     Pitney Bowes, Inc. ..........................          766,400

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES       COMMON STOCKS -- 95.6% (Continued)                    VALUE
--------------------------------------------------------------------------------
                 INDUSTRIALS -- 10.6% (Continued)
      32,000     Quanta Services, Inc. (a) ...................     $    264,640
       9,000     Ryder System, Inc. ..........................          263,880
      53,786     Tyco International, Ltd. ....................        1,098,848
       5,000     Union Pacific Corporation ...................          290,850
       7,000     United Technologies Corporation .............          540,960
      15,000     Waste Management, Inc. ......................          392,550
                                                                   ------------
                                                                     11,723,123
                                                                   ------------
                 INFORMATION TECHNOLOGY-- 15.3%
      28,000     Adaptec, Inc. (a) ...........................          211,680
      47,000     ADC Telecommunications, Inc. (a) ............          109,510
      27,000     Adobe Systems, Inc. .........................        1,060,020
       5,979     Agilent Technologies, Inc. (a) ..............          132,196
      32,000     Applied Materials, Inc. (a) .................          580,480
      16,500     Broadcom Corporation - Class A (a) ..........          439,230
      15,000     Celestica, Inc. (a) .........................          237,900
      60,000     Cisco Systems, Inc. (a) .....................        1,172,400
      27,500     Computer Sciences Corporation (a) ...........        1,033,175
      20,000     Dell Computer Corporation (a) ...............          667,800
      31,000     Electronic Data Systems Corporation .........          626,200
      16,000     Harmonic, Inc. (a) ..........................          100,320
      22,000     Hewlett-Packard Company .....................          425,920
      61,100     Intel Corporation ...........................        1,680,861
      10,500     International Business Machines Corporation .          927,465
      10,000     ITT Educational Services, Inc. (a) ..........          479,200
      21,000     Kemet Corporation (a) .......................          267,540
       8,000     Kla-Tencor Corporation (a) ..................          411,200
      29,000     Macromedia, Inc. (a) ........................          717,460
      46,000     Microsoft Corporation .......................        1,278,340
      20,000     Network Appliance, Inc. (a) .................          410,600
      30,000     Scientific-Atlanta, Inc. ....................          934,500
      11,500     Teradyne, Inc. (a) ..........................          213,900
      31,000     Texas Instruments, Inc. .....................          706,800
      27,000     Titan Corporation (a) .......................          562,680
      10,000     Veritas Software Corporation (a) ............          314,000
      21,000     Waters Corporation (a) ......................          576,030
      26,000     Xilinx, Inc. (a) ............................          741,260
                                                                   ------------
                                                                     17,018,667
                                                                   ------------
                 MATERIALS -- 4.0%
      24,000     Alcoa, Inc. .................................          627,840
      15,000     du Pont (E.I.) de Nemours & Company .........          600,150
      10,000     Florida Rock Industries, Inc. ...............          496,000
      22,000     General Cable Corporation ...................          175,120
      16,955     International Paper Company .................          661,584
       7,000     Newmont Mining Corporation ..................          273,630
       6,000     Pactiv Corporation (a) ......................          121,680
      10,000     Sealed Air Corporation (a) ..................          472,300
      20,000     Valspar Corporation .........................          933,000
       7,000     Worthington Industries, Inc. ................           87,920
                                                                   ------------
                                                                      4,449,224
                                                                   ------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES       COMMON STOCKS -- 95.6% (Continued)                    VALUE
--------------------------------------------------------------------------------
                 REAL ESTATE INVESTMENT TRUSTS-- 1.7%
      27,200     Colonial Properties Trust ...................     $    980,016
      37,000     Plum Creek Timber Company, Inc. .............          941,280
                                                                   ------------
                                                                      1,921,296
                                                                   ------------
                 TELECOMMUNICATIONS SERVICES-- 2.5%
      35,000     Bellsouth Corporation .......................          828,800
      33,000     Nokia Oyj - ADR .............................          514,800
      54,900     SBC Communications, Inc. ....................        1,221,525
      35,000     Sprint Corporation (PCS Group) (a) ..........          200,550
                                                                   ------------
                                                                      2,765,675
                                                                   ------------
                 UTILITIES -- 2.3%
      63,980     Duke Energy Corporation .....................        1,139,484
      30,373     Mirant Corporation (a) ......................           18,680
      47,000     Southern Company (The) ......................        1,378,040
                                                                   ------------
                                                                      2,536,204
                                                                   ------------

                 TOTAL COMMON STOCKS (Cost $84,544,179) ......     $106,191,283
                                                                   ------------

================================================================================
    SHARES       EXCHANGE-TRADED FUNDS -- 1.3%                         VALUE
--------------------------------------------------------------------------------
      14,500     Standard & Poor's Depository Receipts
                   (Cost $1,459,727) .........................     $  1,448,840
                                                                   ------------

================================================================================
  PAR VALUE      COMMERCIAL PAPER -- 3.6%                              VALUE
--------------------------------------------------------------------------------
$  4,010,000     Galaxy Funding Corporation, 0.90%, due 10/01/2003
                   (Cost $4,010,000) .........................     $  4,010,000
                                                                   ------------

                 TOTAL INVESTMENTS AT VALUE-- 100.5%
                   (Cost $90,013,906) ........................     $111,650,123

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.5%)        (535,481)
                                                                   ------------

                 NET ASSETS-- 100.0% .........................     $111,114,642
                                                                   ============

(a) Non-income producing security.

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  PAR VALUE      U.S. TREASURY AND AGENCY OBLIGATIONS-- 18.1%          VALUE
--------------------------------------------------------------------------------
                 U.S. TREASURY NOTES -- 6.6%
$    100,000     5.875%, due 02/15/2004 ......................     $    101,797
     500,000     5.75%, due 11/15/2005 .......................          543,984
     925,000     5.875%, due 11/15/2005 ......................        1,009,009
     725,000     5.625%, due 02/15/2006 ......................          792,318
     100,000     6.625%, due 05/15/2007 ......................          115,168
     750,000     5.50%, due 02/15/2008 .......................          841,348
     100,000     5.625%, due 05/15/2008 ......................          112,769
     500,000     5.00%, due 02/15/2011 .......................          548,281
                                                                   ------------
                                                                      4,064,674
                                                                   ------------
                 FEDERAL FARM CREDIT BANK -- 1.5%
     500,000     6.00%, due 01/07/2008 .......................          561,633
     300,000     6.28%, due 11/26/2012 .......................          344,340
                                                                   ------------
                                                                        905,973
                                                                   ------------
                 FEDERAL HOME LOAN BANK -- 2.9%
     500,000     7.57%, due 08/19/2004 .......................          527,650
     500,000     6.045%, due 12/10/2004 ......................          527,556
     500,000     6.345%, due 11/01/2005 ......................          548,396
     200,000     5.625%, due 11/15/2011 ......................          217,457
                                                                   ------------
                                                                      1,821,059
                                                                   ------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION-- 2.5%
   1,000,000     5.125%, due 08/20/2012 ......................        1,015,444
     500,000     5.125%, due 02/20/2013 ......................          505,340
                                                                   ------------
                                                                      1,520,784
                                                                   ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 4.6%
     500,000     6.63%, due 06/20/2005 .......................          543,126
   1,000,000     7.125%, due 03/15/2007 ......................        1,152,538
     400,000     6.80%, due 08/27/2012 .......................          445,572
     600,000     6.875%, due 09/24/2012 ......................          670,969
                                                                   ------------
                                                                      2,812,205
                                                                   ------------

                 TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                   (Cost $10,421,092) ........................     $ 11,124,695
                                                                   ------------

================================================================================
  PAR VALUE      MORTGAGE-BACKED SECURITIES -- 29.7%                   VALUE
--------------------------------------------------------------------------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS-- 3.4%
$  1,999,997     Pool #635149, 5.50%, due 07/01/2017 .........     $  2,070,701
                                                                   ------------

                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 26.3%
       3,301     Pool #15032, 7.50%, due 02/15/2007 ..........            3,533
      96,474     Pool #438434, 6.50%, due 01/15/2013 .........          102,398
     688,635     Pool #498359, 6.00%, due 02/15/2014 .........          722,744
     160,192     Pool #470177, 7.00%, due 03/15/2014 .........          171,280
     173,306     Pool #518403, 7.00%, due 09/15/2014 .........          185,303
       2,672     Pool #170784, 8.00%, due 12/15/2016 .........            2,887
       5,365     Pool #181540, 8.00%, due 02/15/2017 .........            5,796
   1,175,076     Pool #581879, 6.50%, due 03/15/2017 .........        1,247,232

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE      MORTGAGE-BACKED SECURITIES-- 29.7% (Continued)        VALUE
--------------------------------------------------------------------------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 26.3% (Continued)
$  1,245,562     Pool #553051, 5.50%, due 02/15/2018 .........     $  1,298,547
     947,165     Pool #607757, 5.50%, due 03/15/2018 .........          987,457
   2,429,177     Pool #610364, 5.00%, due 07/15/2018 .........        2,510,212
     123,226     Pool #493659, 6.50%, due 12/15/2018 .........          129,451
     170,769     Pool #476695, 6.50%, due 10/15/2023 .........          179,396
     135,038     Pool #366710, 6.50%, due 02/15/2024 .........          141,860
      75,598     Pool #453826, 7.25%, due 09/15/2027 .........           80,529
     203,500     Pool #412360, 7.00%, due 11/15/2027 .........          216,388
     784,996     Pool #447408, 7.00%, due 01/15/2028 .........          834,711
      58,911     Pool #454162, 7.00%, due 05/15/2028 .........           62,642
     418,382     Pool #780825, 6.50%, due 07/15/2028 .........          439,519
     147,639     Pool #2617, 7.50%, due 07/20/2028 ...........          156,749
     109,983     Pool #158794, 7.00%, due 09/15/2028 .........          116,949
     104,807     Pool #486760, 6.50%, due 12/15/2028 .........          110,102
     306,255     Pool #781096, 6.50%, due 12/15/2028 .........          321,728
     316,165     Pool #781136, 7.00%, due 12/15/2028 .........          336,189
     193,638     Pool #506618, 7.00%, due 03/15/2029 .........          205,901
   1,097,681     Pool #536619, 6.50% due 09/15/2029 ..........        1,153,137
     105,549     Pool #511562, 7.50%, due 07/15/2030 .........          112,969
     388,645     Pool #448316, 6.50% due 04/15/2031 ..........          408,280
     267,009     Pool #530606, 6.50% due 04/15/2031 ..........          280,499
     193,858     Pool #545820, 7.00% due 06/15/2031 ..........          206,136
     573,938     Pool #781330, 6.00%, due 09/15/2031 .........          596,656
     422,938     Pool #3228, 6.50%, due 04/20/2032 ...........          442,613
     530,020     Pool #569903, 6.50%, due 06/15/2032 .........          556,797
   1,070,452     Pool #595934, 6.00%, due 09/15/2032 .........        1,112,823
     702,152     Pool #3927, 6.00%, due 11/20/2032 ...........          729,945
                                                                   ------------
                                                                     16,169,358
                                                                   ------------

                 TOTAL MORTGAGE-BACKED SECURITIES
                   (Cost $17,970,313) ........................     $ 18,240,059
                                                                   ------------

================================================================================
  PAR VALUE      CORPORATE BONDS -- 44.1%                              VALUE
--------------------------------------------------------------------------------
                 FINANCE -- 21.8%
                 AmSouth Bancorp,
$    550,000       7.75%, due 05/15/2004 .....................     $    571,655
                                                                   ------------

                 Banc One Corporation,
     665,000       7.00%, due 07/15/2005 .....................          722,178
   1,000,000       6.875%, due 08/01/2006 ....................        1,125,161
                                                                   ------------
                                                                      1,847,339
                                                                   ------------
                 Bank of America Corporation,
     750,000       7.125%, due 03/01/2009 ....................          875,385
                                                                   ------------

                 Chase Manhattan Corporation,
   1,500,000       6.50%, due 01/15/2009 .....................        1,685,965
                                                                   ------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE      CORPORATE BONDS -- 44.1% (Continued)                  VALUE
--------------------------------------------------------------------------------
                 FINANCE -- 21.8% (Continued)
                 General Electric Capital Corporation,
$  1,500,000       5.00%, due 02/15/2007 .....................     $  1,612,010
                                                                   ------------

                 International Lease Finance Corporation,
   1,000,000       5.625%, due 06/01/2007 ....................        1,089,066
                                                                   ------------

                 Marsh & McLennan Companies, Inc.,
     720,000       6.625%, due 06/15/2004 ....................          746,093
                                                                   ------------

                 Merrill Lynch & Company, Inc.,
   1,000,000       7.00%, due 04/27/2008 .....................        1,152,151
                                                                   ------------

                 NationsBank Corporation,
     550,000       7.625%, due 04/15/2005 ....................          599,530
                                                                   ------------

                 Regions Financial Corporation,
   1,000,000       6.375%, due 05/15/2012 ....................        1,122,775
                                                                   ------------

                 SouthTrust Bank of Alabama, N.A.,
     665,000       7.00%, due 11/15/2008 .....................          777,798
                                                                   ------------

                 Transamerica Finance Corporation,
   1,276,000       7.50%, due 03/15/2004 .....................        1,308,488
                                                                   ------------

                 TOTAL FINANCE CORPORATE BONDS ...............       13,388,255
                                                                   ------------

                 INDUSTRIAL -- 16.4%
                 Abbott Laboratories,
   1,000,000       6.40%, due 12/01/2006 .....................        1,127,266
                                                                   ------------

                 Alcoa, Inc.,
   1,000,000       7.25%, due 08/01/2005 .....................        1,099,459
                                                                   ------------

                 Anheuser Busch Companies, Inc.,
   1,800,000       5.125%, due 10/01/2008 ....................        1,961,255
                                                                   ------------

                 Cardinal Health, Inc.,
     961,000       4.45%, due 06/30/2005 .....................        1,004,370
                                                                   ------------

                 Coca-Cola Enterprises, Inc.,
     600,000       6.625%, due 08/01/2004 ....................          624,570
                                                                   ------------

                 Ford Motor Company,
   1,000,000       7.25%, due 10/01/2008 .....................        1,044,016
                                                                   ------------

                 General Motors Corporation,
     565,000       7.10%, due 03/15/2006 .....................          605,791
                                                                   ------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE      CORPORATE BONDS -- 44.1% (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
                 Wal-Mart Stores, Inc.,
$  1,000,000       7.50%, due 05/15/2004 .....................     $  1,038,954
   1,500,000       4.375%, due 07/12/2007 ....................        1,578,985
                                                                   ------------
                                                                      2,617,939
                                                                   ------------

                 TOTAL INDUSTRIAL CORPORATE BONDS ............       10,084,666
                                                                   ------------

                 UTILITY -- 5.9%
                 Alabama Power Company,
   1,540,000       5.49%, due 11/01/2005 .....................        1,649,351
                                                                   ------------

                 AT&T Corporation,
   1,000,000       6.00%, due 03/15/2009 .....................        1,076,759
                                                                   ------------

                 BellSouth Capital Funding,
     750,000       7.75%, due 02/15/2010 .....................          910,694
                                                                   ------------

                 TOTAL UTILITY CORPORATE BONDS ...............        3,636,804
                                                                   ------------

                 TOTAL CORPORATE BONDS (Cost $25,736,030) ....     $ 27,109,725
                                                                   ------------

================================================================================
  PAR VALUE      MUNICIPAL OBLIGATIONS-- 2.0%                          VALUE
--------------------------------------------------------------------------------
                 Alabama State Public School & College Auth.,
$  1,050,000       7.15%, due 09/01/2009 (Cost $1,029,582) ...     $  1,253,616
                                                                   ------------

================================================================================
  PAR VALUE      COMMERCIAL PAPER -- 5.2%                              VALUE
--------------------------------------------------------------------------------
$  2,700,000     Galaxy Funding Corporation, 0.90%, due 10/01/2003 $  2,700,000
     506,000     U.S. Bancorp, 0.90%, due 10/01/2003 .........          506,000
                                                                   ------------

                 TOTAL COMMERICAL PAPER (Cost $3,206,000) ....     $  3,206,000
                                                                   ------------

================================================================================
   SHARES        MONEY MARKETS -- 0.0%                                 VALUE
--------------------------------------------------------------------------------
         748     First American Treasury Obligation Fund - Class S
                   (Cost $748) ...............................     $        748
                                                                   ------------

                 TOTAL INVESTMENTS AT VALUE-- 99.1%
                   (Cost $58,363,765) ........................     $ 60,934,843

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9%           565,815
                                                                   ------------

                 NET ASSETS-- 100.0% .........................     $ 61,500,658
                                                                   ============

See accompanying notes to financial statements.

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
                 ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE      OBLIGATION (GO) BONDS -- 95.0%                        VALUE
--------------------------------------------------------------------------------
                 Alabama Mental Health Finance Auth., Special Tax,
$    515,000       5.00%, due 05/01/2006 .....................     $    548,593
                                                                   ------------

                 Alabama Special Care Facilities Financing
                 Auth., Birmingham, Rev.,
     500,000       4.50%, due 11/01/2009, ETM ................          550,130
     400,000       5.375%, due 11/01/2012, ETM ...............          433,860
                                                                   ------------
                                                                        983,990
                                                                   ------------
                 Alabama Special Care Facilities Financing
                 Auth., Mobile Hospital, Rev.,
     250,000       4.50%, due 11/01/2010, ETM ................          272,142
                                                                   ------------

                 Alabama State, GO,
     500,000       3.00%, due 09/01/2007 .....................          519,965
                                                                   ------------

                 Alabama State Municipal Electric Authority
                 Power-Supply, Rev.,
     100,000       5.00%, due 09/01/2004 .....................          103,623
                                                                   ------------

                 Alabama State Public School & College Auth.,
                 Capital Improvements, Rev.,
     275,000       5.25%, due 11/01/2005 .....................          297,773
     305,000       5.00%, due 12/01/2005 .....................          315,089
     300,000       5.00%, due 02/01/2010 .....................          335,826
     255,000       5.125%, due 11/01/2010 ....................          285,123
     350,000       5.00%, due 11/01/2012 .....................          384,062
     250,000       5.625%, due 07/01/2013 ....................          285,673
     600,000       5.125%, due 11/01/2013 ....................          662,472
     500,000       5.125%, due 11/01/2015 ....................          547,945
                                                                   ------------
                                                                      3,113,963
                                                                   ------------
                 Alabama State Public School & College Auth., Rev.,
     300,000       5.00%, due 05/01/2010 .....................          336,504
                                                                   ------------

                 Alabama Water Pollution Control Auth., Rev.,
     190,000       6.25%, due 08/15/2004 .....................          198,554
     200,000       4.65%, due 08/15/2008 .....................          221,806
     500,000       5.00%, due 08/15/2010 .....................          561,990
     180,000       5.00%, due 08/15/2015 .....................          185,101
                                                                   ------------
                                                                      1,167,451
                                                                   ------------
                 Anniston, AL, Regional Medical Center
                 Hospital Board, Rev.,
       5,000       7.375%, due 07/01/2006, ETM ...............            5,483
                                                                   ------------

                 Athens, AL, School Warrants,
     335,000       5.05%, due 08/01/2015 .....................          364,262
                                                                   ------------

                 Auburn, AL, GO,
     300,000       4.00%, due 08/01/2007 .....................          323,034
     285,000       4.25%, due 08/01/2009 .....................          309,707
                                                                   ------------
                                                                        632,741
                                                                   ------------
                 Auburn, AL, Water Works Board Water, Rev.,
     335,000       5.00%, due 07/01/2015 .....................          364,966
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                 ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE      OBLIGATION (GO) BONDS -- 95.0% (Continued)            VALUE
--------------------------------------------------------------------------------
                 Auburn University, AL, General Fee Rev.,
$    300,000       4.00%, due 06/01/2008 .....................     $    323,415
     400,000       4.45%, due 06/01/2011 .....................          424,228
                                                                   ------------
                                                                        747,643
                                                                   ------------
                 Baldwin Co., AL, Board of Education, Rev.,
     200,000       5.20%, due 06/01/2009 .....................          222,716
                                                                   ------------

                 Baldwin Co., AL, GO,
     400,000       5.00%, due 02/01/2007 .....................          437,292
     500,000       4.50%, due 11/01/2008 .....................          552,150
     200,000       4.55%, due 02/01/2009 .....................          213,716
                                                                   ------------
                                                                      1,203,158
                                                                   ------------
                 Birmingham, AL, GO Warrants, Series B,
     300,000       3.00%, due 07/01/2006 .....................          312,501
                                                                   ------------

                 Birmingham, AL, Industrial Water Board, Rev.,
     100,000       6.00%, due 07/01/2007 .....................          113,688
                                                                   ------------

                 Birmingham, AL, Medical Clinic Board, Rev.,
      20,000       7.30%, due 07/01/2005, ETM ................           21,463
                                                                   ------------

                 Birmingham, AL, Southern College, Private
                 Education Bldg. Auth., Rev.,
     500,000       5.10%, due 12/01/2012 .....................          512,785
                                                                   ------------

                 Birmingham, AL, Special Care Facilities
                 Financing Authority, Rev.,
     200,000       5.00%, due 06/01/2006 .....................          217,752
                                                                   ------------

                 Decatur, AL, GO,
     300,000       5.00%, due 06/01/2009 .....................          332,514
                                                                   ------------

                 Decatur, AL, Water Rev.,
     100,000       5.00%, due 05/01/2014 .....................          108,468
                                                                   ------------

                 Dothan, AL, GO,
     400,000       5.25%, due 09/01/2010 .....................          437,576
     500,000       5.50%, due 09/01/2014 .....................          566,285
                                                                   ------------
                                                                      1,003,861
                                                                   ------------
                 Fairhope, AL, Utilities Rev.,
     225,000       2.50%, due 12/01/2006 .....................          230,360
     200,000       5.10%, due 12/01/2008 .....................          204,626
                                                                   ------------
                                                                        434,986
                                                                   ------------
                 Fairhope, AL, Warrants,
     200,000       4.00%, due 06/01/2009 .....................          214,176
     295,000       5.10%, due 06/01/2014 .....................          322,674
                                                                   ------------
                                                                        536,850
                                                                   ------------
                 Florence, AL, Electric Rev. Warrants,
     500,000       5.00%, due 06/01/2009 .....................          562,805
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                 ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE      OBLIGATION (GO) BONDS -- 95.0% (Continued)            VALUE
--------------------------------------------------------------------------------
                 Florence, AL, School Warrants,
$    200,000       4.65%, due 12/01/2012 .....................     $    214,262
     400,000       5.75%, due 09/01/2015 .....................          435,048
                                                                   ------------
                                                                        649,310
                                                                   ------------
                 Foley, AL, Utilities Board, Rev.,
     500,000       4.00%, due 11/01/2007 .....................          540,065
                                                                   ------------

                 Greenville, AL, GO,
     300,000       5.10%, due 12/01/2009 .....................          337,623
                                                                   ------------
                 Homewood, AL, Board of Education, Capital
                 Outlay Warrants,
     300,000       4.00%, due 02/01/2007 .....................          321,765
                                                                   ------------

                 Homewood, AL, GO,
     500,000       5.00%,due 09/01/2014 ......................          545,475
                                                                   ------------

                 Hoover, AL, Board of Education, Special Tax,
     300,000       3.00%, due 02/15/2006 .....................          311,421
     400,000       6.00%, due 02/15/2006 .....................          415,500
                                                                   ------------
                                                                        726,921
                                                                   ------------
                 Houston Co., AL, GO,
     300,000       5.60%, due 10/15/2014 .....................          342,789
                                                                   ------------

                 Huntsville, AL, Electric Systems, Rev.,
     250,000       4.80%, due 12/01/2012 .....................          270,035
                                                                   ------------

                 Huntsville, AL, GO,
     200,000       4.50%, due 08/01/2007 .....................          219,038
     300,000       5.40%, due 02/01/2010 .....................          319,362
     500,000       5.00%, due 08/01/2011 .....................          558,690
     250,000       5.25%, due 11/01/2011 .....................          280,442
                                                                   ------------
                                                                      1,377,532
                                                                   ------------
                 Huntsville, AL, Sewer Systems, GO Warrants,
                 Series B,
     250,000       2.50%, due 08/01/2006 .....................          257,125
                                                                   ------------

                 Huntsville, AL, Water Systems, Rev.,
     300,000       4.00%, due 05/01/2005 .....................          313,446
     200,000       4.70%, due 11/01/2013 .....................          211,450
                                                                   ------------
                                                                        524,896
                                                                   ------------
                 Jefferson Co., AL, Board of Education,
                 Capital Outlay Warrants, Series A,
     300,000       5.70%, due 02/15/2011, prerefunded
                   02/15/2005 @ 102 ..........................          324,840
                                                                   ------------

                 Lee Co., AL, GO,
     300,000       5.50%, due 02/01/2007 .....................          323,451
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
                 ALABAMA FIXED RATE REVENUE AND GENERAL
================================================================================
  PAR VALUE      OBLIGATION (GO) BONDS -- 95.0% (Continued)            VALUE
--------------------------------------------------------------------------------
                 Madison, AL, GO Warrants,
$    325,000       5.55%, due 04/01/2007 .....................     $    352,017
     200,000       4.40%, due 02/01/2011 .....................          212,964
     400,000       4.85%, due 02/01/2013 .....................          427,044
                                                                   ------------
                                                                        992,025
                                                                   ------------
                 Madison Co., AL, Board of Education, Capital
                 Outlay Tax Antic. Warrants,
     175,000       5.20%, due 09/01/2004, ETM ................          181,568
     400,000       5.20%, due 03/01/2011 .....................          448,208
     250,000       5.10%, due 09/01/2011 .....................          272,775
                                                                   ------------
                                                                        902,551
                                                                   ------------
                 Madison Co., AL, Water Rev.,
     290,000       4.00%, due 07/01/2007 .....................          312,278
     300,000       4.00%, due 07/01/2008 .....................          323,532
                                                                   ------------
                                                                        635,810
                                                                   ------------
                 Mobile, AL, GO,
     180,000       5.75%, due 02/15/2016, prerefunded
                   02/15/2006 @ 102 ..........................          202,138
     275,000       6.20%, due 02/15/2007, ETM ................          314,198
                                                                   ------------
                                                                        516,336
                                                                   ------------
                 Mobile, AL, Water & Sewer Commissioners, Rev.,
     200,000       5.00%, due 01/01/2013 .....................          205,874
                                                                   ------------

                 Mobile Co., AL, Board of School Commissioners,
                 Capital Outlay Warrants,
     400,000       5.00%, due 03/01/2008 .....................          414,312
                                                                   ------------

                 Mobile Co., AL, Gas Tax Antic. Warrants,
     250,000       3.55%, due 02/01/2009 .....................          259,945
                                                                   ------------

                 Mobile Co., AL, GO Warrants,
     300,000       5.00%, due 02/01/2006 .....................          325,086
     200,000       5.40%, due 08/01/2013 .....................          224,060
                                                                   ------------
                                                                        549,146
                                                                   ------------
                 Montgomery, AL, GO,
     500,000       5.10%, due 10/01/2008 .....................          555,905
     300,000       5.00%, due 11/01/2015 .....................          325,521
                                                                   ------------
                                                                        881,426
                                                                   ------------
                 Montgomery, AL, Waterworks & Sanitation, Rev.,
     500,000       5.00%, due 09/01/2008 .....................          562,840
     400,000       5.60%, due 09/01/2009 .....................          449,236
                                                                   ------------
                                                                      1,012,076
                                                                   ------------
                 Montgomery Co., AL, GO,
     300,000       3.00%, due 11/01/2006 .....................          312,624
                                                                   ------------

                 Mountain Brook, AL, City Board of Education,
                 Capital Outlay Warrants,
     405,000       4.80%, due 02/15/2011 .....................          432,034
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                 ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE      OBLIGATION (GO) BONDS -- 95.0% (Continued)            VALUE
--------------------------------------------------------------------------------
                 Muscle Shoals, AL, GO,
$    400,000       5.60%, due 08/01/2010 .....................     $    445,216
                                                                   ------------

                 Opelika, AL, GO,
     500,000       5.00%, due 04/01/2006 .....................          543,730
                                                                   ------------

                 Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
     200,000       4.35%, due 08/01/2011 .....................          211,126
                                                                   ------------

                 Shelby Co., AL, Board of Education, GO Warrants,
     315,000       4.75%, due 02/01/2009 .....................          349,007
                                                                   ------------

                 Shelby Co., AL, Board of Education, Rev. Warrants,
     500,000       4.80%, due 02/01/2011 .....................          542,925
                                                                   ------------

                 Trussville, AL, GO Warrants,
     400,000       4.30%, due 10/01/2010 .....................          432,440
                                                                   ------------

                 Tuscaloosa, AL, Board of Education, GO,
     300,000       4.625%, due 08/01/2008 ....................          320,625
                                                                   ------------

                 Tuscaloosa, AL, Board of Education,
                 Special Tax Warrants,
     300,000       4.85%, due 02/15/2013 .....................          322,407
                                                                   ------------

                 Tuscaloosa, AL, GO Warrants,
     500,000       5.45%, due 01/01/2014 .....................          556,195
                                                                   ------------

                 Tuscaloosa Co., AL, GO Warrants,
     425,000       4.30%, due 10/01/2009 .....................          464,347
                                                                   ------------

                 University of Alabama, AL, Rev.,
     400,000       5.25%, due 06/01/2010 .....................          445,952
     100,000       5.375%, due 06/01/2013 ....................          111,673
     400,000       5.00%, due 10/01/2014 .....................          409,140
                                                                   ------------
                                                                        966,765
                                                                   ------------
                 Vestavia Hills, AL, Warrants,
     125,000       4.90%, due 04/01/2005 .....................          129,835
     565,000       5.00%, due 02/01/2012 .....................          626,523
                                                                   ------------
                                                                        756,358
                                                                   ------------

                 TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                   OBLIGATION (GO) BONDS (Cost $32,152,686) ..     $ 34,312,000
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES        MONEY MARKETS -- 3.3%                                 VALUE
--------------------------------------------------------------------------------
   1,179,283     First American Tax-Free Obligation Fund -
                   Class S (Cost $1,179,283) .................     $  1,179,283
                                                                   ------------

                 TOTAL INVESTMENTS AT VALUE-- 98.3%
                   (Cost $33,331,969) ........................     $ 35,491,283

                 OTHER ASSETS IN EXCESS OF LIABILITIES--1.7% .          611,759
                                                                   ------------

                 NET ASSETS-- 100.0% .........................     $ 36,103,042
                                                                   ============

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load series of the Williamsburg Investment Trust (the Trust). The Trust, an open-end management investment company registered under the Investment Company Act of 1940, was organized as a Massachusetts business trust on July 18, 1988.

The Government Street Equity Fund's investment objective is to seek capital appreciation through the compounding of dividends and capital gains, both realized and unrealized, by investing in common stocks.

The Government Street Bond Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation.

The Alabama Tax Free Bond Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Repurchase agreements -- The Funds may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (CONTINUED)
================================================================================
Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the periods ended September 30, 2003 and March 31, 2003.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (CONTINUED)
================================================================================
The following information is computed on a tax basis for each item as of September 30, 2003:

--------------------------------------------------------------------------------
                                    Government      Government     Alabama Tax
                                  Street Equity    Street Bond      Free Bond
                                       Fund            Fund            Fund
--------------------------------------------------------------------------------
Cost of portfolio investments ..   $ 90,013,906    $ 58,690,153    $ 33,390,860
                                   ============    ============    ============
Gross unrealized appreciation ..   $ 31,455,418    $  2,452,427    $  2,101,118
Gross unrealized depreciation ..     (9,819,201)       (207,737)           (695)
                                   ------------    ------------    ------------
Net unrealized appreciation ....   $ 21,636,217    $  2,244,690    $  2,100,423
Undistributed ordinary income ..         11,585          10,541            --
Capital loss carryforwards .....     (2,862,276)     (1,041,038)       (167,203)
Other gains (losses) ...........        568,363        (187,978)         38,646
                                   ------------    ------------    ------------
Total distributable earnings ...   $ 19,353,889    $  1,026,215    $  1,971,866
                                   ============    ============    ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Government Street Bond Fund and The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of March 31, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                            EXPIRES
                                           AMOUNT           MARCH 31,
--------------------------------------------------------------------------------
Government Street Equity Fund           $    277,085          2009
                                           2,585,191          2011
                                        ------------
                                        $  2,862,276
                                        ============
--------------------------------------------------------------------------------
Government Street Bond Fund             $    106,397          2004
                                             129,539          2005
                                             126,569          2006
                                             106,011          2007
                                             220,187          2008
                                             195,097          2009
                                              87,182          2010
                                              70,056          2011
                                        ------------
                                        $  1,041,038
                                        ============
--------------------------------------------------------------------------------
Alabama Tax Free Bond Fund              $    108,458          2004
                                                 347          2007
                                              58,398          2009
                                        ------------
                                        $    167,203
                                        ============
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (CONTINUED)
================================================================================
In addition, The Government Street Equity Fund and The Government Street Bond Fund had net realized capital losses of $102,746 and $186,769, respectively, during the period November 1, 2002 through March 31, 2003, which are treated for federal income tax purposes as arising during the Funds' tax year ending March 31, 2004. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $14,882,302 and $8,655,288, respectively, for The Government Street Equity Fund, $4,752,202 and $2,390,058, respectively, for The Government Street Bond Fund, and $2,962,442 and $2,440,250, respectively, for The Alabama Tax Free Bond Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by T. Leavell & Associates, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets up to $100 million and .40% of such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such net assets in excess of $100 million.

The Adviser currently intends to limit the total operating expenses of The Alabama Tax Free Bond Fund to .65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $2,727 of its investment advisory fees from The Alabama Tax Free Bond Fund during the six months ended September 30, 2003.

Certain Trustees and officers of the Trust are also officers of the Adviser.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (CONTINUED)
================================================================================
MUTUAL FUND SERVICES AGREEMENT

Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (Ultimus), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, Ultimus receives a monthly fee from The Government Street Equity Fund and The Alabama Tax Free Bond Fund at an annual rate of .15% of each Fund's average daily net assets up to $25 million; ..125% of the next $25 million of such assets; and .10% of such net assets in excess of $50 million. From The Government Street Bond Fund, Ultimus receives a monthly fee at an annual rate of .075% of the Fund's average daily net assets up to $200 million and .05% of such assets in excess of $200 million. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of each Fund's shares and an affiliate of Ultimus.

================================================================================
--------------------------------------------------------------------------------

                          THE GOVERNMENT STREET FUNDS
                    ========================================
                              No Load Mutual Funds


            INVESTMENT ADVISER
            T. Leavell & Associates, Inc.
            150 Government Street
            Post Office Box 1307
            Mobile, AL 36633

            ADMINISTRATOR
            Ultimus Fund Solutions, LLC
            P.O. Box 46707
            Cincinnati, OH 45246-0707
            1-866-738-1125

            LEGAL COUNSEL
            Sullivan & Worcester LLP
            One Post Office Square
            Boston, MA 02109

            BOARD OF TRUSTEES
            Richard Mitchell, President
            Austin Brockenbrough, III
            John T. Bruce
            Charles M. Caravati, Jr.
            J. Finley Lee, Jr.
            Richard L. Morrill
            Harris V. Morrissette
            Erwin H. Will, Jr.
            Samuel B. Witt, III

            PORTFOLIO MANAGERS
            Thomas W. Leavell,
               The Government Street Equity Fund
            Mary Shannon Hope,
               The Government Street Bond Fund
            Timothy S. Healey,
               The Alabama Tax Free Bond Fund

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1125, or on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
================================================================================

ITEM 2.   CODE OF ETHICS.

Not required

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES

Not required

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.   [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust
              ------------------------------------------------------------------


By (Signature and Title)*    /s/ John F. Splain
                            -----------------------------------------
                            John F. Splain, Secretary

Date     December 1, 2003
      ---------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John T. Bruce
                            ----------------------------------------------------
                            John T. Bruce, President (FBP Contrarian Equity Fund and FBP Contrarian Balanced Fund)

Date   December 1, 2003
      ---------------------------------------------

By (Signature and Title)*    /s/ Richard Mitchell
                            ----------------------------------------------------
                            Richard Mitchell, President (The Government Street Equity Fund, The Government Street Bond Fund
                            and The Alabama Tax Free Bond Fund)

Date   December 1, 2003
      ---------------------------------------------

By (Signature and Title)*    /s/ Charles M. Caravati III
                            ----------------------------------------------------
                            Charles M. Caravati III, President (The Jamestown Balanced Fund, The Jamestown Equity Fund and
                            The Jamestown International Equity Fund)

Date   December 1, 2003
      ---------------------------------------------

By (Signature and Title)*    /s/ Beth Ann Gustafson
                            ----------------------------------------------------
                            Beth Ann Gustafson, President (The Jamestown
                            Tax Exempt Virginia Fund)

Date   December 1, 2003
      ---------------------------------------------

By (Signature and Title)*    /s/ Joseph L. Antrim III
                            ----------------------------------------------------
                            Joseph L. Antrim III, President (The Davenport Equity Fund)

Date   December 1, 2003
      ---------------------------------------------

By (Signature and Title)*   /s/ Mark J. Seger
                            ----------------------------------------------------
                            Mark J. Seger, Treasurer

Date   December 1, 2003
      ---------------------------------------------

* Print the name and title of each signing officer under his or her signature.